Lord Abbett

                              Tax-Free Income Fund

                       o National o New York o Texas o New Jersey o Connecticut
                       o Missouri o Hawaii o Washington o Minnesota o California

                                                              1998 ANNUAL REPORT

                                 [PHOTO OMITTED]

Portfolios that seek to provide attractive levels of tax-advantaged income

                                    [LOGO](R)

Report to Shareholders
For the Year Ended September 30, 1998

[PHOTO OMITTED]


/s/ Robert S. Dow
----------------------------
ROBERT S. DOW
CHAIRMAN

OCTOBER 23, 1998

"Our continued focus on high-quality municipal issues enabled our portfolios to participate in the price appreciation that resulted from this `flight to quality.'"

Lord Abbett Tax-Free Income Fund completed its fiscal year on September 30, 1998, with aggregate net assets of $1.9 billion. The Fund posted strong returns and performed well relative to competitors for many of its portfolios. (See inside front cover for net assets and performance of each Series.)

How the Fund Added Value

As economic and political uncertainties abroad created concern regarding the domestic economy, investors moved from lower-rated fixed income investments into higher-quality bonds. Our continued focus on high-quality municipal issues enabled our portfolios to participate in the price appreciation that resulted from this "flight to quality."

Throughout the fiscal year, the Fund held a high percentage of defensive shorter-term investments, such as prerefunded bonds. In an environment of falling rates, many issuers prerefund existing, higher-coupon bonds. When an issuer prerefunds bonds, the proceeds from a newly issued lower-yielding bond are used to buy Treasury securities. These Treasury securities are then held to pay interest and principal on the older, higher-coupon bonds on the first call date. (The call date is a date upon which an issuer may redeem a bond.) When a bond becomes a strong prerefunding candidate, it trades off its lower yield-to-call rather than its higher yield-to-maturity. As a result, it appreciates in price due to the closer maturity date (the call date) and the increase in the underlying credit quality (through the use of the Treasury securities).

In the spring, Long Island Power Authority ("LIPA") brought to market the largest municipal bond issue ($3 billion) in history. Prior to this offering, many portfolio managers raised cash by selling bonds from their portfolios in order to invest in the LIPA issue. We correctly anticipated that managers would need to liquidate some of their high-quality bonds to make room for LIPA, and purchased several issues at prices that we believe were significantly discounted to the market.

What's Ahead

Long-dated municipal bond yields are nearly at parity with yields on government bond issues. This unusual relationship has occurred because of the large supply of municipal bonds available this year, and because of the "flight to quality" that has significantly increased prices for government issues. Since interest received from municipal bonds is exempt from federal income taxes, and often from state income taxes, they are particularly appealing to investors in higher tax brackets.

Our outlook for the balance of 1998 is for the economy to grow at an annualized rate of less than 2.5%, with inflation remaining moderate and interest rates stable to lower, depending on how aggressively the Federal Reserve eases. We remain watchful of economic developments overseas and any possible effects they might have on the U.S. market. We believe that lower expectations regarding corporate profits will be responsible for a widening of credit spreads (that is, the yield at which lower-rated credits trade versus higher-rated credits), and this will similarly impact the municipal bond area. Thus, even with overall interest rates declining, the yields (and, hence, the price) between higher-quality and lower-quality bonds may widen.

Thank you for including Lord Abbett Tax-Free Income Fund in your investment portfolio. We look forward to helping you attain your financial goals in the years ahead.

Fund Facts

All Series managed by Lord Abbett emphasize high quality, call protection and total return potential. Portfolio quality shown as of 9/30/98.

Lord Abbett's Focus on Quality

[The following tables were represented as a pie chart in the printed material.]

   National         New York      Connecticut         Missouri           Hawaii
     Series           Series           Series           Series           Series

AAA    57.9%    AAA     57.3%     AAA    54.5%     AAA    59.0%     AAA    64.0%
AA     22.3%    AA       9.2%     AA     18.6%     AA     22.3%     AA      7.3%
A      13.1%    A       15.2%     A      10.9%     A       8.2%     A      20.7%
BBB(1)  6.7%    BBB(1)  18.3%     BBB(1) 16.0%     BBB(1) 10.5%     BBB(1)  8.0%

      Texas       New Jersey       Washington        Minnesota       California
     Series           Series           Series           Series           Series

AAA    58.3%    AAA     64.8%     AAA    68.6%     AAA    44.0%     AAA    79.7%
AA     23.8%    AA       5.4%     AA     25.8%     AA     40.1%     AA     14.1%
A      14.4%    A       19.4%     A       5.0%     A      12.6%     A       5.8%
BBB(1)  3.5%    BBB(1)  10.4%     BBB     0.6%     BBB     3.3%     BBB     0.4%

Lord Abbett's Tax-Free Record and SEC-Required Information as of 9/30/98 for Class A Shares

                                                            National   New York      Texas   New Jersey    Connecticut
                                                           Series(2)  Series(2)     Series       Series        Series
--------------------------------------------------------------------------------------------------------------------------
Date of Inception                                             4/2/84     4/2/84    1/20/87       1/2/91        4/1/91
Net Assets (in millions)                                      $606.4     $283.6      $92.6       $186.1        $121.0
Dividend Distribution Rate at Net Asset Value(5)               4.71%      4.93%      4.94%        4.77%         4.92%
--------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Net Asset Value:
 1 Year                                                        9.60%      9.03%      9.24%        9.34%         8.32%
10 Years or Life of Series                                     8.17%      7.66%      8.48%        8.36%(7)      7.87%(7)
30-Day SEC Yield(8)                                            4.15%      4.28%      4.19%        4.05%         4.28%
--------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at the Class A Share
Maximum Offering Price:
 1 Year                                                        4.40%      3.80%      4.10%        4.00%         3.20%
 5 Years                                                       4.66%      3.78%      5.04%        4.81%         4.41%
10 Years or Life of Series                                     7.65%      7.13%      7.95%        7.68%(7)      7.17%(7)

                                                            Missouri        Hawaii    Washington     Minnesota   California
                                                              Series        Series        Series     Series(3)    Series(2)
------------------------------------------------------------------------------------------------------------------------------
Date of Inception                                            5/31/91      10/28/91       4/15/92      12/27/94      7/15/96(4)
Net Assets (in millions)                                      $144.2         $81.0         $62.8         $14.4       $250.4
Dividend Distribution Rate at Net Asset Value(5)               4.70%         4.57%         4.68%         5.10%        4.64%
------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Net Asset Value:
 1 Year                                                        7.75%         8.59%         9.48%         8.11%        8.86%
10 Years or Life of Series                                     7.67%(7)      7.42%(7)      7.99%(7)      8.43%(7)     7.88%
30-Day SEC Yield(8)                                            3.92%         4.04%         4.46%         4.46%        4.02%
------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at the Class A Share
Maximum Offering Price:
 1 Year                                                        2.60%         3.50%         4.30%         3.00%        3.70%
 5 Years                                                       4.14%         4.35%         4.95%           --         3.75%
10 Years or Life of Series                                     6.96%(7)      6.66%(7)      7.17%(7)      7.02%(7)     7.36%

(1) Includes holdings which are not rated by independent ratings services but are, in Lord Abbett's opinion, of comparable quality.

(2) For specific Class share performance, please see each Series' Financial Highlights (pages 29, 30 and 35).

(3) Returns and yield for the Minnesota Series reflect a voluntary waiver of Lord, Abbett & Co.'s management fee. Absent of this waiver, the Series' returns and yield would have been lower. Lord, Abbett & Co. may revise or terminate this decision at any time.

(4)   Predecessor established 9/3/85.

(5) Dividend Distribution Rate at Net Asset Value: The dividend distribution rate is calculated by dividing the dividends of a class derived by net investment income during a stated period by the net asset value on the last day of the period.

(6) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Alternative Minimum Tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and/or local taxes (as applicable) may be applicable to interest income of such Series.

(7)   Since inception.

(8) 30-Day SEC Yield: The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during a recent 30-day period by the maximum offering price per share on the last day of that period.

      The results quoted in this summary represent Class A share past performance, which is no indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

      The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 4.75%.

      The National, California, and New York Series also offer other classes of shares having varying fees and expenses.

      See Important Information on page 1.

A Note About Year 2000 Matters

As you probably know, the Fund depends on the proper functioning of computer systems for most, if not all, aspects of its operations. Many computer systems now in use cannot distinguish between the year 2000 (Y2K) and the year 1900, an inability that could disrupt the services provided to the Fund.

Lord Abbett, Lord Abbett Distributor llc, the Fund's transfer agent, the Fund's custodian and other providers of services critical to the Fund have advised the Fund that they have been actively working on changes to their computer systems to prepare for the Year 2000 and expect that their systems, and those of their external service providers, will be adapted in time. Although the Y2K issue is unprecedented and the process of Y2K preparedness evaluation and systems remediation is an ongoing one, we presently believe that there will be no material effect on the Fund and its financial statements.

Important Information

As of 9/30/98, no Series of the Fund had more than 16% of its net assets invested in residual interest bonds ("RIBs"), although each portfolio may invest up to 20% of its net assets in such securities. A RIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs give higher interest payments, their values also rise faster than fixed-rate bonds. If used as sales material after 12/31/98, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Statements of Net Assets
NATIONAL SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
Prerefunded 16.22%             Chattanooga-Hamilton Co TN Hosp Auth Rev Erlanger Ser B
                               RIBS FSA+ 9.956% 5/25/2021++                                       AAA       $ 3,500M   $  4,169,375

                               Clermont Co OH Hosp Facs Ser A 7 1/2% 9/1/2019                     AAA           285M        314,569

                               Clermont Co OH Hosp Facs Ser A AMBAC+ 7 1/2% 9/1/2019              AAA           965M      1,020,459

                               Colorado Springs Util Sys 9 7/8% 11/15/2012                        AAA         2,000M      2,277,500

                               Connecticut St Health & Ed/Yale-New Haven Hosp Ser F
                               MBIA+ 7.10% 7/1/2025                                               AAA         1,000M      1,077,500

                               Cumberland Co NC Ctf Civic Ctr Ser A AMBAC+ 6.40% 12/1/2019        AAA         2,800M      3,230,500

                               Cumberland Co NC Ctf Ser A AMBAC+ 6.40% 12/1/2024                  AAA           500M        576,875

                               Fulton Co GA Hosp Auth Rev Ser B MBIA+ 6.60% 10/1/2011             AAA         3,000M      3,367,500

                               Glendale AZ Ind Dev Auth Ed Facs Rev CNLA+ 7 1/8% 7/1/2020         AAA         1,000M      1,197,500

                               Harris Co TX Ser A 6 1/8% 8/15/2020                                AAA        11,375M     12,896,406

                               Harris Co TX Ser A 7.70% 5/1/2003                                  AAA           415M        425,251

                               Hillsborough Co FL Aviation FGIC+ 6.90% 10/1/2011                  AAA           170M        179,369

                               Indiana St Ed Facs Auth Rev 6.65% 3/1/2019                         AAA           860M        987,925

                               Indiana Univ Bldg Auth Ser N 10 1/8% 7/1/2010                      AAA           710M        825,375

                               Kansas City MO Arpt Rev Ser B CGIC+ 6 7/8% 9/1/2014                AAA         2,400M      2,805,000

                               Mckeesport PA Hosp Auth Rev FSA+ 6 1/2% 7/1/2008                   AAA         6,415M      7,377,250

                               Metropolitan Govt Nashville Wtr & Sewer RIBS AMBAC+ 8.368%
                               1/1/2022++                                                         AAA        14,750M     17,386,563

                               Michigan St Trunk Line Ser A MBIA+ 5 1/2% 10/1/2021                AAA         1,000M      1,062,500

                               Missouri St Health & Ed Facs Auth Rev AMBAC+ 6 1/2% 8/1/2016       AAA         1,000M      1,093,750

                               Montgomery AL Med Clinic Bd 7% 3/1/2015                            AAA           445M        477,819

                               New Jersey Health Care Facs Fin Auth Series B 8 1/4%
                               7/1/2020                                                           AAA         2,570M      2,817,363

                               Ohio St 6.20% 8/1/2013                                             AAA           750M        861,563

                               Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                 AAA           372M        415,111

                               Puerto Rico Commonwealth Hwy Auth Rev Ser S 6 1/2% 7/1/2022        AAA           150M        166,688

                               Puerto Rico Elec Pwr Auth RIBS FSA+ 7.898% 7/1/2023++              AAA         2,500M      2,950,000

Statements of Net Assets
NATIONAL SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               Puerto Rico Elec Pwr Auth Ser D 7 1/8% 7/1/2014                    AAA       $ 2,255M   $  2,352,867

                               Spartanburg SC Wtr Wks Rev FGIC+ 6 1/8% 6/1/2026                   AAA         5,000M      5,731,250

                               St Louis MO Land Clearance Rev 7 3/4% 7/1/2021                     AAA         7,045M      7,793,531

                               Tacoma WA Elec Sys Rev Ser C RIBS AMBAC+ 8.942% 1/2/2015++         AAA        13,900M     16,141,375

                               Uintah Co UT Poll Ctrl Rev 84-F-2 10 1/2% 6/15/2014                AAA         1,000M      1,170,000

                               Weber Co UT Muni Bldg Auth Lease Rev 7 1/2% 12/15/2019             AAA         3,000M      3,637,500

                               Total                                                                                    106,786,234
-----------------------------------------------------------------------------------------------------------------------============
General Obligation
 State 1.06%                   Georgia St Ser C 6 1/4% 8/1/2013                                   Aaa           300M        360,375

                               Missouri St Ser A 4 1/2% 6/1/2020                                  AAA         2,865M      2,779,050

                               New York St Ser B 6% 8/15/2018                                       A           200M        217,500

                               Oregon St Veterans Welfare Ser 76A 6.05% 10/1/2028                  AA         1,100M      1,215,500

                               Texas St Ser A AMT+++ 6.30% 6/1/2014                                AA           190M        197,125

                               Texas St Wtr Dev Bd 7.15% 8/1/2035                                  AA         1,915M      2,202,250

                               Total                                                                                      6,971,800
-----------------------------------------------------------------------------------------------------------------------============
General Obligation
Local 4.73%                    Anne Arundel Co MD 6.30% 8/1/2014                                   AA         2,510M      2,839,438

                               Anne Arundel Co MD 6.30% 8/1/2015                                   AA         2,510M      2,836,300

                               Anne Arundel Co Wtr & Sewer MD 6.30% 8/1/2023                       AA           505M        567,494

                               Atlanta GA Ser A 6 1/8% 12/1/2023                                   AA         1,250M      1,393,750

                               Atlanta GA Ser A 6.10% 12/1/2019                                    AA         2,495M      2,778,806

                               Bibb Co GA 5 1/4% 8/1/2027                                          AA           500M        504,375

                               Fayette Co GA Sch Dist 6 1/8% 3/1/2015                              Aa         1,000M      1,107,500

                               Glen Cove NY FGIC+ 5% 9/15/2014                                    AAA           705M        728,794

                               Houston Co GA Sch Dist MBIA+ 5 1/2% 3/1/2016                       AAA         1,000M      1,038,750

                               Kilmarnock VA 6 1/4% 3/1/2027                                      BBB*        1,430M      1,551,550

                               North Providence RI Sch Ser A MBIA+ 6 1/8% 7/1/2016                AAA         1,410M      1,602,113

                               Riverside VA Regl Jail Auth MBIA+ 6% 7/1/2025                      AAA         7,000M      7,735,000

                               United TX Indpt Sch Dist Zero Coupon 8/15/2021                     AAA         3,150M      1,031,625

                               United TX Indpt Sch Dist Zero Coupon 8/15/2022                     AAA         1,580M        491,775

                               United TX Indpt Sch Dist Zero Coupon 8/15/2023                     AAA         3,130M        927,263

                               University City MO Sch Dist MBIA+ 10% 2/15/2008                    AAA         2,250M      3,248,438

                               West Holmes OH Loc Sch Dist MBIA+ 5 3/8% 12/1/2023                 AAA           750M        782,813

                               Total                                                                                     31,165,784
-----------------------------------------------------------------------------------------------------------------------============
Education 14.11%               Allegheny Co PA Higher Ed Bldg 6% 5/1/2028                           A         2,755M      3,202,688

                               Arkansas St Student Loan Auth Rev Ser B AMT+++ 7 1/4%
                               6/1/2009                                                             A         3,500M      4,077,500

                               Connecticut St Higher Ed Supplemental Loan Auth Ser A
                               AMT+++ 7 3/8% 11/15/2005                                             A            65M         66,446

                               District of Columbia Rev MBIA+ 7.15% 4/1/2021                      AAA         1,000M      1,035,750

                               District of Columbia Rev LINK 9.088% 4/25/2022++                     A         4,000M      4,690,000

                               District of Columbia Rev Ref Georgetown Univ Ser A MBIA+ 6%
                               4/1/2018                                                           AAA         1,000M      1,106,250

                               District of Columbia Rev CNLA+ 6.45% 10/1/2023                     AAA         5,250M      5,807,813

                               Illinois Ed Fac Auth Revs AMBAC+ 5.70% 7/1/2024                    AAA         5,100M      5,514,375

                               Indiana St Ed 6.65% 3/1/2019                                       AAA        10,740M     12,122,775

                               Maryland St Health & Higher 5.30% 7/1/2018                         BBB           245M        248,063

                               Maryland St Health & Higher 5.30% 7/1/2028                         BBB           700M        706,125

                               Maryland St Health & Higher FSA+ 5% 6/1/2029                       Aaa         1,200M      1,213,500

                               Massachusetts St Health & Ed Facs Auth Rev CNLA+ 6%
                               7/1/2023                                                           AAA         1,175M      1,273,406

                               Montgomery Co MD Economic Dev Rev 5.60% 11/1/2018                  BBB           500M        523,125

                               Montgomery Co MD Economic Dev Rev 5.60% 11/1/2022                  BBB           300M        312,375

                               New Jersey Economic Dev Auth 6% 2/1/2025                           BBB*        4,230M      4,272,300

                               New Jersey Economic Dev Sch Rev 7% 5/1/2020                        BBB*        1,000M      1,101,250

                               New Jersey St Ed Fac Auth Ser E AMBAC+ 5.20% 7/1/2028              AAA           880M        902,000

                               Northampton Co PA Higher Ed 5 1/2% 11/15/2011***                    AA         1,500M      1,618,125

Statements of Net Assets
NATIONAL SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               Ohio St Higher Ed Fac Ser A AMBAC+ 5.40% 12/1/2022                 AAA       $   750M   $    786,563

                               Oklahoma Agric & Mech Colleges AMBAC+ 5% 8/1/2024                  Aaa         3,500M      3,552,500

                               Oregon Health Science Univ Rev Ser A MBIA+ Zero
                               Coupon 7/1/2021                                                    AAA         2,900M        941,311

                               Pennsylvania St Higher Ed Ser B RIBS AMBAC+ AMT+++
                               8.401% 3/1/2022++                                                  AAA         3,000M      3,442,500

                               Pennsylvania St Higher Ed MBIA+ 5 5/8% 12/1/2027                   AAA         1,000M      1,067,500

                               Private Colleges & Univ Facs Auth GA Ser B AMT+++ 5%
                               11/1/2033                                                           Aa         3,100M      3,107,750

                               Private Colleges & Univ Facs Auth GA Rev Ser A 6.40%
                               10/1/2023                                                           Aa           310M        337,125

                               Rhode Island St Health & Ed Bldg Corp 6% 9/1/2025                   Aa         7,465M      8,192,838

                               Rhode Island St Health & Ed AMBAC+ 5% 11/15/2028                   AAA         1,500M      1,490,625

                               Tennessee St Sch Bd Higher Ed 5% 5/1/2028                           AA         2,000M      2,010,000

                               Texas St Higher Ed Coord AMT+++ 7.70% 10/1/2025                      A           535M        567,769

                               University MO Health Facs Rev Ser A AMBAC+ 5.60%
                               11/1/2026                                                          AAA         1,140M      1,215,525

                               University Northn CO Rev MBIA+ 5.60% 6/1/2024                      AAA         1,000M      1,070,000

                               University VT Agric College MBIA+ 4 3/4% 10/1/2038                 AAA         3,500M      3,390,625

                               Vermont Ed & Health Bldgs Fin Agy 6% 11/1/2013                      AA         1,450M      1,585,938

                               Vermont Ed & Health Bldgs Fin Agy Rev 7.05% 10/1/2016                A         2,000M      2,212,500

                               Virginia St Pub Sch Auth Ser A 6.20% 8/1/2014                       AA         1,500M      1,681,875

                               Washington St Higher Ed Facs Auth MBIA+ 4 3/4% 4/1/2022            AAA         1,195M      1,171,100

                               Wayne St Univ MI AMBAC+ 5.65% 11/15/2015                           AAA         5,000M      5,281,250

                               Total                                                                                     92,899,160
-----------------------------------------------------------------------------------------------------------------------============
Finance 2.06%                  Delaware Valley PA Reg Fin Auth Loc Govt Rev Ser C
                               AMBAC+ 7 3/4% 7/1/2027                                             AAA         1,000M      1,445,000

                               Dinwiddie Co VA Ind Dev 6% 2/1/2018                                BBB*          650M        687,375

                               Indiana Bd Bk Rev Guarantee/St Revolving Fd PG
                               Ser A 6 3/4% 2/1/2017                                              AAA           500M        573,125

                               Indianapolis IN Loc Pub Imp Ser D 6 1/2% 2/1/2022                   AA         3,250M      3,257,118

                               Iowa St Fin Auth Rev 6 1/4% 5/1/2024                                 A         3,400M      3,752,750

                               St Louis MO Fin Corp Leasehold Rev Ser A AMBAC+
                               6% 2/15/2019                                                       AAA         3,500M      3,845,625

                               Total                                                                                     13,560,993
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 15.37%     Burleigh Co ND Health/Med Ctr MBIA+ 5 1/4% 5/1/2013***             AAA         1,000M      1,025,000

                               Cobb Co GA/Kennestone Hosp MBIA+ Zero Coupon 8/1/2015              AAA         1,000M        390,000

                               Connecticut St Health & Ed 5 3/4% 7/1/2023                         Baa         3,280M      3,347,699

                               Connecticut St Health & Ed Facs Auth Rev AMBAC+
                               6% 11/1/2022                                                       AAA         2,800M      3,038,000

                               Connecticut St Health & Ed/Waterbury Hosp Ser B
                               FSA+ 7% 7/1/2020                                                   AAA         1,000M      1,071,250

                               Connecticut St Health & Ed/William W Backus Hosp Ser D
                               AMBAC+ 5 3/4% 7/1/2027                                             AAA           250M        270,938

                               Cumberland Co PA Mun Auth 6.80% 11/15/2014                         Baa         1,200M      1,327,500

                               Delaware Co PA Auth Hosp Rev 5 3/8% 12/1/2018                        A         2,875M      2,961,250

                               Fairfax Co VA Ind Dev Auth Rev 5 7/8% 8/15/2016                     AA         1,000M      1,085,000

                               Georgetown TX Health Facs Dev Corp Rev 5 3/8% 8/15/2028              A           500M        508,750

                               Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs
                               Southeast GA MBIA+ 6% 8/1/2016                                     AAA           500M        555,625

                               Grand Forks ND Health Care MBIA+ 5.60% 8/15/2017                   AAA         1,675M      1,779,688

                               Illinois Health Facs Auth Rev Alexian Brothers
                               Med Ctr Prjt FSA+ 7 1/8% 1/1/2021                                  Aaa         4,860M      5,273,100

                               Indiana Co PA Hosp Auth Rev Ser A 7 1/8% 7/1/2023                    A         1,500M      1,657,500

                               Iowa Fin Auth Rev Ser V 5 1/4% 8/15/2021                            AA         4,510M      4,622,750

                               Kansas St Dev Fin Auth Rev MBIA+ 5 1/8% 12/1/2018                  AAA         1,510M      1,547,750

                               Kentucky Economic Dev Fin Auth Rev MBIA+ 6% 1/1/2027               AAA         1,000M      1,130,000

                               Kershaw Co SC Hosp Facs Rec 8% 9/15/2017                           Baa         1,435M      1,507,439

                               Maryland St Health & Higher 5.10% 7/1/2022                           A         2,250M      2,247,188

                               Maryland St Health & Higher FSA+ 6.275% 1/1/2028++                 Aaa         5,220M      5,637,600

                               Maryland St Health & Higher FSA+ 5 1/8% 7/1/2028                   AAA         1,930M      1,963,775

                               Maryland St Health & Higher 5% 7/1/2033                            AAA         3,600M      3,602,160

                               Maryland St Health & Higher FSA+ 5 1/8% 7/1/2033                   AAA         1,050M      1,064,438

Statements of Net Assets
NATIONAL SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               McKean Co PA/Bradford Hosp 6% 10/1/2013                              A       $ 3,500M   $  3,728,165

                               Medford OR Hosp/Asante Health Ser B MBIA+ 5 1/8% 8/15/2028         AAA         2,680M      2,716,850

                               Minneapolis & St Paul MN Hsg & Redev Auth Health
                               Care Sys 6 3/4% 12/1/2013                                            A         1,000M      1,093,750

                               Minneapolis & St Paul MN Hsg & Redev Auth Health Care
                               Sys Ser A MBIA+ 6 3/4% 8/15/2014                                   AAA         1,300M      1,391,000

                               Minneapolis & St Paul MN Hsg & Redev Auth Health
                               Care Sys 6.90% 10/15/2022                                            A           700M        770,000

                               Mississippi Dev Bk/Panola Hosp 5 1/2% 7/1/2018                       A         2,350M      2,423,438

                               Montgomery AL Med Clinic Bd Unrefunded Balance 7% 3/1/2015           A         1,305M      1,376,775

                               New Jersey Health Care Facs Fin Auth Rev/St Peters
                               Med Ctr MBIA+ 8.60% 7/1/2017                                       AAA           370M        378,525

                               New Jersey Health Care Facs Ser C MBIA+ 6 5/8% 7/1/2010            AAA           250M        260,148

                               New York St Med Care Facs Fin Agy Rev Ser A 8 7/8% 8/15/2007         A         1,105M      1,131,001

                               New York St Mtg Agy Rev Zero Coupon 10/1/2014                      AAA         2,070M        452,937

                               Norfolk VA Ind Dev Auth Rev Hosp/Childrens Hosp
                               Kings Grp AMBAC+ 6 1/2% 6/1/2021                                   AAA         1,150M      1,236,250

                               North Carolina Med Care 5  2/15/2029                                 A           250M        244,688

                               Plymouth MN Health Facs Rev FSA+ 6 1/8% 6/1/2024                   AAA         4,000M      4,385,000

                               Pottsville Hosp 5 5/8% 7/1/2024                                      A           250M        259,688

                               Rhode Island St Health & Ed Bldg Corp Rev 6 1/4% 8/15/2022         BBB**       1,000M      1,051,250

                               Rochester MN Health Care Ser H RIBS 8.118% 11/15/2015++             AA         9,000M     10,631,230

                               South Dakota Health & Ed MBIA+ 5 1/4% 9/1/2014***                  AAA         2,250M      2,309,063

                               Springfield TN Health & Ed 5 3/8% 8/1/2024                         Baa         1,000M      1,008,750

                               University MO Health Facs Rev RIBS AMBAC+ 5.775% 11/1/2028++       Aaa         1,500M      1,530,000

                               Washington Co OH Hosp FSA+ 5 3/8% 9/1/2018                         Aaa         4,000M      4,175,000

                               Washington Co OH Hosp FSA+ 4 1/2% 9/1/2023                         Aaa         3,250M      3,038,750

                               Washington Co PA Hosp Auth AMBAC+ 5 7/8% 12/15/2013                AAA         1,000M      1,070,000

                               Washington St Health Care Facs Auth 5% 8/15/2021                    AA         1,000M      1,002,500

                               Wisconsin St Health & Ed Facs Auth Rev MBIA+ 6 1/2% 8/15/2011      AAA         1,140M      1,235,475

                               Wisconsin St Health & Ed Facs Auth Rev 7 7/8% 11/1/2022            BBB*        3,275M      3,786,719

                               Wisconsin St Health & Ed Facs Auth Rev MBIA+ 5 3/4% 3/1/2027       AAA           800M        861,000

                               Total                                                                                    101,162,352
-----------------------------------------------------------------------------------------------------------------------============
Housing 12.85%                 Arlington Co VA Ind Dev Auth Multi-Fam Rev Hsg Mtge
                               6.30% 7/1/2016                                                       A           500M        544,375

                               Arlington Co VA Ind Dev Auth Multi-Fam Rev
                               Hsg-Mtge 8% 7/1/2015                                               BBB*          890M        922,263

                               Bellingham WA Hsg Auth Rev MBIA+ 5.20% 11/1/2027                   Aaa         2,715M      2,752,331

                               Bexar Co TX Hsg Fin Corp Ser A GNMA+ AMT+++ 8.20% 4/1/2022         AAA           705M        732,897

                               Clayton Co GA Hsg Auth Multi-Fam Hsg Rev 5.70% 7/1/2023            AAA         1,000M      1,050,000

                               Colorado Hsg & Fin Auth Ser A AMT+++ 6.65% 10/1/2028                AA         2,385M      2,611,575

                               Colorado Hsg & Fin Auth Ser A AMT+++ 6.80% 10/1/2037                AA         2,360M      2,601,900

                               Connecticut St Hsg Fin Auth 6.20% 5/15/2017                         AA           370M        396,825

                               Connecticut St Hsg Fin Auth AMBAC+ 5 5/8% 6/15/2027                AAA         1,000M      1,053,750

                               Connecticut St Hsg Fin Auth Ser A Sub Ser A-2
                               FHA+ AMT+++ 7.20% 11/15/2008                                        AA           385M        413,875

                               De Kalb Co Hsg Auth FSA+ AMT+++ 7.15% 1/1/2025                     AAA         1,430M      1,599,812

                               Fulton Co GA Hsg Auth Multi-Fam Hsg Rev Ser A 6 3/8% 1/1/2027        A         2,900M      3,128,375

                               Georgia St Hsg & Fin Auth Rev Sub Ser B-2 AMT+++
                               5.85% 12/1/2028                                                    AAA           495M        520,369

                               Georgia St Hsg & Fin Auth Rev Sing Fam Mtge A Sub Ser A-2
                               FHA+ AMT+++ 6.45% 12/1/2027                                        AAA           210M        228,900

                               Georgia St Hsg & Fin Auth Rev Sub Ser A-2 FHA+ AMT+++ 6.40%
                               12/1/2015                                                          AAA         2,000M      2,167,500

                               Georgia St Hsg & Fin Auth Rev Sing Fam Mtge-B-Sub Ser B-2
                               FHA+ AMT+++ 6.55% 12/1/2027                                        AAA         2,000M      2,175,000

                               Hawaii St Hsg Fin & Dev Corp Sing Fam Mtg Pur Rev Ser A
                               FNMA+ AMT+++ 5 3/4% 7/1/2030                                        Aa         2,000M      2,090,000

                               Idaho Hsg Agy Ser F FHA+ AMT+++ 7.45% 7/1/2015                     Aaa         1,115M      1,222,319

Statements of Net Assets
NATIONAL SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               Illinois Hsg Dev Auth FHA+ AMT+++ 7.10% 12/1/2034                  AAA       $ 1,500M   $  1,663,125

                               Illinois Hsg Dev Auth Fam Hsg/Lawndale FHA+ AMT+++
                               6.80% 12/1/2016                                                    AAA         1,000M      1,107,500

                               Indiana St Hsg Fin Auth Ser D GNMA+ AMT+++ 7.80% 1/1/2022          Aaa           810M        843,412

                               Kentucky Hsg Corp Hsg Rev Ser B AMT+++ 6.10% 7/1/2016              AAA         1,205M      1,296,881

                               Kentucky Hsg Corp Hsg Rev Ser D-1 FHA+ AMT+++ 6.80% 1/1/2024       AAA           225M        240,750

                               Maine St Hsg Auth Mtge Pur Ser A-2 AMT+++ 6 3/4% 11/15/2035         AA           130M        141,213

                               Maricopa AZ Ind Dev Auth Rev GNMA+ AMT+++ 5 1/2% 12/20/2037        AAA           575M        585,063

                               Maryland St Comm Dev Admin Dept Hsg & Comm Dev Rev
                               FHA/VA+ AMT+++ 7.85% 4/1/2029                                       Aa           785M        821,306

                               Maryland St Comm Dev Admin Sing Fam 7th Ser AMT+++
                               7.30% 4/1/2025                                                      Aa           495M        538,931

                               Massachusetts St Hsg Fin Agy Hsg Rev Rental-Mtge Ser A
                               AMBAC/FHA+ AMT+++ 7.35% 1/1/2035                                   AAA         1,445M      1,614,788

                               Massachusetts St Hsg Fin Agy Hsg Ser 29 AMT+++ 6 3/4% 6/1/2026      Aa         1,525M      1,662,250

                               Minneapolis St Paul MN Hsg Fin Bd Rev FNMA+ AMT+++
                               6 1/4% 11/1/2030                                                   AAA         1,000M      1,106,250

                               Missouri St Hsg Dev Comm GNMA+ AMT+++ 7 3/8% 8/1/2023              AAA           585M        620,831

                               Montana St Bd Hsg FHA+ AMT+++ 5.35% 6/1/2021                        AA         5,000M      5,068,750

                               New Jersey St Hsg & Mtge Fin Agy Ser B MBIA+ AMT+++
                               7.90% 10/1/2022                                                    AAA         4,905M      5,110,078

                               New Mexico Mtg Fin Auth GNMA+ AMT+++ 5.35% 7/1/2023                AAA         2,160M      2,200,500

                               New York St Med Care Facs Fin Agy Rev Ser A 8% 2/15/2027           AAA         1,960M      1,991,654

                               North Carolina Hsg Fin Agy Amt-Sing Fam Rev Ser BB FHA+
                               AMT+++ 6 1/4% 3/1/2012                                              Aa         1,275M      1,375,406

                               North Dakota St Hsg Fin Agy Rev Ser B MBIA+ AMT+++
                               5 1/2% 7/1/2029                                                    Aaa         1,000M      1,026,250

                               North Dakota St Hsg Fin Agy Rev Ser B AMT+++ 5.85% 7/1/2028         Aa         2,500M      2,634,375

                               Ohio Hsg Fin Auth Ser C GNMA+ AMT+++ 7.85% 9/1/2021                AAA           395M        418,700

                               Oklahoma Hsg Fin Agy Sing Fam Rev AMT+++ 5 3/8% 3/1/2020           Aaa         1,000M      1,027,500

                               Oregon St Hsg & Comm Svcs Ser D AMT+++ 5.30% 7/1/2024               Aa         3,140M      3,198,875

                               Oregon St Hsg & Comm Svcs Ser A AMT+++ 5.70% 7/1/2029               Aa           500M        523,125

                               Pennsylvania Hsg Fin Agy Ser 63A AMT+++ Zero Coupon 4/1/2030        AA         2,395M        434,094

                               South Carolina St Hsg Fin Agy 5 1/8% 7/1/2035                      Aaa           805M        806,006

                               South Dakota Hsg Dev Auth 5 1/4% 5/1/2028                          AAA         4,415M      4,442,594

                               South Dakota Hsg Dev Auth Ser F AMT+++ 5.80% 5/1/2028              AAA         2,000M      2,097,500

                               Tennessee Hsg Dev Agy Mtge Ser A AMT+++ 7 1/8% 7/1/2026              A         2,575M      2,732,719

                               Utah St Hsg Fin Agy Sing Fam Ser A-2 FHA+ AMT+++
                               7 3/4% 1/1/2023                                                    AAA           165M        174,075

                               Vermont Hsg Fin Auth Ser B AMT+++ 8.10% 6/1/2022                     A         1,645M      1,698,150

                               Virginia St Hsg Dev Auth Ser A 7.10% 1/1/2022                       Aa         7,600M      8,094,000

                               Wyoming Comm Dev Auth Hsg Rev AMT+++ 6.35% 6/1/2029                 AA           990M      1,069,200

                               Total                                                                                     84,577,917
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue
Bonds 4.37%                    Butler AL Ind Dev Bd Solid Waste Disp Rev/James River Corp
                               AMT+++ 8% 9/1/2028                                                 BBB         1,500M      1,730,625

                               Connecticut St Dev Auth Solid Waste Disp Facs Rev/Pfizer
                               Inc Prjt AMT+++ 7% 7/1/2025                                        AAA         2,500M      2,912,500

                               Effingham Co GA Dev Auth Solid Waste AMT+++ 5 5/8% 7/1/2018        Baa         3,750M      3,787,500

                               Henrico Co VA Ind Dev Auth Pub Facs 7 1/8% 8/1/2021                 AA         3,095M      3,655,969

                               Hillsborough Co FL Ind Dev Auth Rev Tampa Elec
                               Prjt 8% 5/1/2022                                                    Aa         2,955M      3,435,188

                               Michigan St Strategic Fd Ltd MBIA+ AMT+++ 5.55% 9/1/2029***        AAA        11,000M     11,288,750

                               Missouri St Environmental Imp & Energy Rev/Union Elec Ser A
                               7.40% 5/1/2020                                                      AA         1,000M      1,071,250

                               Texas City TX Ind Dev Corp Marine Term Rev/ARCO
                               7 3/8% 10/1/2020                                                     A           650M        868,563

                               Total                                                                                     28,750,345
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 7.36%            Berkeley SC Sch Dist AMBAC+ 5% 2/1/2016                            AAA         2,500M      2,525,000

                               Central Falls RI Detention 5% 1/15/2023                                        2,000M      1,931,680

                               Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev MBIA+
                               5 5/8% 10/1/2026                                                   AAA        10,250M     11,864,375

                               Forsyth Co NC Cops 5% 10/1/2018                                     AA         2,000M      2,015,000

                               Harnett Co NC Ctfs Partn AMBAC+ 6.20% 12/1/2009                    AAA         2,900M      3,226,250

Statements of Net Assets
NATIONAL SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               Harrisburg PA Auth Rev MBIA+ 5 5/8% 9/15/2017                      AAA       $ 1,000M   $  1,063,750

                               Idaho St Bldg Auth Bldg Rev Ser A MBIA+ 4 3/4% 9/1/2025            AAA         2,245M      2,233,775

                               Norfolk VA Pkg Sys Rev MBIA+ 5.55% 2/1/2027                        AAA         2,225M      2,375,188

                               Oregon St Health Hsg Ed & Cult Fac 5 1/2% 10/1/2011                BBB         1,805M      1,888,481

                               Seminole Co FL Sales Tax MBIA+ 4 5/8% 10/1/2022                    AAA         2,500M      2,403,125

                               Spokane WA Downtown Fndtn Pkg Rev/River Park
                               Square 5.60% 8/1/2019                                               AA           950M        988,000

                               St Louis Co MO Ind Dev Rev Arena Prjt AMT+++ 7 7/8% 12/1/2024      BBB*        3,500M      3,863,125

                               Wisconsin Ctr Dist WI Tax Rev RIBS 6.979% 12/15/2027++              Aa        10,500M     12,101,250

                               Total                                                                                     48,478,999
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control
Revenue 1.26%                  Burke Co GA Dev Auth Poll Ctrl Rev MBIA+ 6.60% 7/1/2024            AAA           450M        467,276

                               Coconino Co AZ Poll Ctrl Rev Ser B AMT+++ 5.80% 11/1/2032          BBB         1,000M      1,025,000

                               Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev
                               7.20% 7/1/2016                                                      Aa         3,250M      3,790,313

                               New York St Energy Res & Dev MBIA+ AMT+++ 7.375% 9/1/2033          Aaa         2,500M      3,012,500

                               Total                                                                                      8,295,089
-----------------------------------------------------------------------------------------------------------------------============
Power 8.18%                    Chelan Co WA Pub Util MBIA+ Zero Coupon 6/1/2028                   AAA         6,000M      1,395,000

                               Chelan Co WA Pub Util Ser A FSA+ AMT+++ 5 1/4% 7/1/2033            AAA         2,175M      2,204,906

                               Clark Co NV Ind Dev Rev Ser 6.663% 10/1/2030++                       A        12,500M     13,109,375

                               Gastonia NC Comb Util Sys Rev MBIA+ 4 3/4% 5/1/2015                AAA           500M        505,000

                               Hamilton OH Elec Ser B FGIC+ 6.30% 10/15/2025                      AAA         7,555M      8,234,950

                               Hawaii St Dept Bdg & Fin/Citizen Utilities RIBS AMT+++
                               7.066% 12/15/2023++                                                AAA         2,000M      2,135,000

                               Jacksonville FL Elec Auth Rev RIBS 6.871% 10/1/2037++               AA         2,500M      2,703,125

                               Long Island NY Pwr Auth Elec Sys Rev Ser A 5 1/2% 12/1/2029          A         3,000M      3,101,250

                               Milwaukee WI Loc Dist Heating Fac Rev AMT+++ 6.85% 10/1/2021        AA           500M        543,125

                               North Carolina Eastern Muni Pwr Ser C FSA+ 5% 1/1/2021             AAA         5,000M      5,012,500

                               Snohomish Co WA Pub Util RIBS MBIA+ 7.28% 1/1/2024++               AAA         5,000M      5,625,000

                               St Petersburg FL Pub Util Rev 5.60% 10/1/2015                       Aa           250M        265,625

                               Washington St Pub Pwr Supply PA 369 RIBS 6.572% 7/1/2017++          AA         4,500M      4,629,375

                               Washington St Pub Pwr Supply PA 369 B RIBS 6.572% 7/1/2017++        AA         1,345M      1,383,669

                               Washington St Pub Pwr Supply Ser B 7 3/8% 7/1/2004                 AAA         1,250M      1,346,875

                               Western OR Generation Agy Cogeneration Prjt Rev Ser B
                               AMT+++ 7.40% 1/1/2016                                              BBB*        1,500M      1,620,000

                               Total                                                                                     53,814,775
-----------------------------------------------------------------------------------------------------------------------============
Solid Waste .15%               Broward Co FL Res Rec 7.95% 12/1/2008                                A             2M          2,143

                               Cobb Co GA Solid Waste Mgmt Auth AMT+++ 6.40% 1/1/2015             Aaa           900M      1,012,500

                               Total                                                                                      1,014,643
-----------------------------------------------------------------------------------------------------------------------============
Transportation 8.95%           Albuquerque NM Arpt Rev Ser A AMBAC+ AMT+++ 6.60% 7/1/2016         AAA         2,400M      2,613,000

                               Fulton Co GA Dev/Delta Air AMT+++ 5 1/2% 5/1/2033                  BBB         2,840M      2,843,550

                               Hillsborough Co FL Aviation FGIC+ 6.90% 10/1/2011                  AAA           330M        347,120

                               Laredo TX Intl Toll MBIA+ 5% 10/1/2018                             AAA         1,500M      1,507,500

                               Metropolitan Atlanta Rapid 6 1/4% 7/1/2018                          AA         2,600M      3,064,750

                               Metropolitan Washington DC Arpts Auth VA Gen Arpt Rev Ser B
                               AMT+++ 5 1/2% 10/1/2023                                             AA         3,910M      4,076,175

                               Michigan St Comprehensive Transn MBIA+ 5 1/4% 8/1/2014             AAA         3,500M      3,653,125

                               Pensacola FL Arpt Rev MBIA+ AMT+++ 6 1/8% 10/1/2018                AAA         1,000M      1,111,250

                               Phoenix AZ Arpt FSA+ 5% 7/1/2025                                   AAA         6,135M      6,158,006

                               Port Auth NY & NJ 7 1/8% 6/1/2025                                   AA         3,000M      3,183,750

                               Port Auth NY & NJ 70th Ser AMT+++ 7 1/4% 8/1/2025                   AA           500M        531,250

                               Port Kalama WA Rev Ser B AMT+++ 5 5/8% 12/1/2015                   Baa         1,025M      1,076,250

                               Puerto Rico Commonwealth Auth Hwy Rev Ser Y 5 1/2% 7/1/2036          A         3,800M      4,146,750

                               Puerto Rico Commonwealth Hwy 5% 7/1/2038                             A         3,000M      2,985,000

                               San Joaquin Hills CA Trans Corridor Agy Ser A MBIA+
                               Zero Coupon 1/15/2036                                              AAA         3,800M        598,500

                               Santa Rosa Bay Brdg Auth FL 6 1/4% 7/1/2028                        BBB         2,140M      2,383,425

Statements of Net Assets
NATIONAL SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               Santa Rosa Bay Brdg Auth FL 6 1/4% 7/1/2028                         A       $11,500M    $ 12,995,000

                               Southeastern PA Trans Auth FGIC+ 5 3/4% 3/1/2020                  AAA         5,250M       5,617,500

                               Total                                                                                     58,891,901
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 3.68%          Cherokee Co GA Wtr & Sewer Auth Rev MBIA+ 5.20% 8/1/2025          AAA         1,030M       1,093,088

                               Chicago IL Waste Wtr Trans MBIA+ Zero Coupon 1/1/2027             AAA         1,500M         373,125

                               Foothill/Eastern Corridor Agy CA Toll Rd Ser A Zero
                               Coupon 1/1/2030                                                   Baa         4,325M         854,188

                               Hamilton OH Wtr Wks Rev Ser A MBIA+ 6.30% 10/15/2021              AAA         1,000M       1,072,500

                               Mississippi Dev BK Spl Oblig AMBAC+ 5% 7/1/2023                   AAA           250M         250,625

                               New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev Ser B
                               MBIA+ 5 3/4% 6/15/2029                                            AAA         1,000M       1,081,250

                               Salt River Proj AZ Agric 5 1/2% 1/1/2019                           AA         5,000M       5,162,500

                               Seattle WA Drain & Wastewtr Util Rev 5% 11/1/2027                  Aa         1,465M       1,470,494

                               Sedona AZ Wastewtr MBIA+ Zero Coupon 7/1/2020                     AAA         2,000M         692,500

                               Sedona AZ Wastewtr MBIA+ Zero Coupon 7/1/2022                     AAA         1,280M         401,600

                               Spartanburg SC San Sewer Dist Sewer Sys Rev MBIA+
                               5 1/2% 6/1/2027                                                   AAA         5,000M       5,292,350

                               Texas Wtr Resource Fin Auth 7 5/8% 8/15/2008                        A         1,785M       1,839,710

                               Virginia St Res Auth Wtr & Sewer Sys 5.20% 11/1/2017               AA         1,000M       1,033,750

                               Virginia St Res Auth Wtr & Sewer Sys Rev 5 1/4% 11/1/2017          AA         1,330M       1,379,875

                               West Mifflin PA San Sewer Mun Auth Sewer Rev FGIC+
                               5 3/4% 8/1/2020                                                   AAA         2,000M       2,225,000

                               Total                                                                                     24,222,555
                               ----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 100.35% (Cost $624,396,022)                                        660,592,547
===================================================================================================================================
Other Assets, Less Liabilities (.35)%
===================================================================================================================================
Cash                                                                                                                      4,855,896
-----------------------------------------------------------------------------------------------------------------------============
Receivable for:                Securities sold                                                                           65,584,839

                               Interest                                                                                  10,156,072

                               Capital stock sold                                                                           577,756

                               Other                                                                                          4,673

                               Total Other Assets                                                                        81,179,236
                               ----------------------------------------------------------------------------------------============
Payable for:                   Securities purchased                                                                      80,103,853

                               Distributions                                                                              1,943,660

                               Capital stock reacquired                                                                     467,505

                               Other                                                                                        946,594
                               ----------------------------------------------------------------------------------------============
                               Total Other Assets, Less Liabilities                                                      83,461,612
-----------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities                                                                                 (2,282,376)
===================================================================================================================================
Net Assets 100.00%                                                                                                     $658,310,171
===================================================================================================================================
                               Class A Shares-Net asset value ($606,428,450 / 50,637,480 shares outstanding)                 $11.98

                               Class A Shares-Maximum offering price                                                         $12.58

                               Class B Shares-Net asset value ($9,471,969 / 790,653 shares outstanding)                      $11.98

                               Class C Shares-Net asset value ($42,409,752 / 3,537,878 shares outstanding)                   $11.99

                              Ratings have not been audited by Deloitte & Touche
                              LLP.
                        *     This investment has not been rated by an
                              independent ratings service but is, in Lord
                              Abbett's opinion, of comparable quality.
                        **    This investment has been rated by Fitch Investors
                              Service only.
                        ***   When-issued security.
                        +     Insured or guaranteed by the indicated municipal
                              bond insurance corporation or Federal agency.
                        ++    The interest rate is subject to change
                              periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1998. See page 1 for additional information.
                        +++   Income from these investments may be subject to
                              the Alternative Minimum Tax.
                              See Notes to Financial Statements.

Statements of Net Assets
NEW YORK SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
Prerefunded 18.19%             Dutchess Co Resource Recovery Ser A FGIC+ 7 1/2% 1/1/2009         AAA       $ 2,200M    $  2,337,500

                               Metropolitan Trans Auth NY Commuter Facs Ser A FGIC+
                               6.10% 7/1/2026                                                    AAA         2,000M       2,307,500

                               Metropolitan Trans Auth NY Commuter Facs Rev Ser A
                               FGIC+ 6% 7/1/2021                                                 AAA         4,000M       4,585,000

                               Metropolitan Trans Auth NY Tran Facs Ser A FSA+ 6.10% 7/1/2026    AAA         1,500M       1,734,375

                               New York St Dorm Auth Rev/City Univ Ser C FGIC+ 7% 7/1/2014       AAA         1,360M       1,462,000

                               New York St Dorm Auth Rev/City Univ 2nd Ser MBIA+
                               6 7/8% 7/1/2014                                                   AAA         5,650M       6,610,500

                               New York St Environmental Facs Poll Ctrl Rev St Wtr Ser E
                               6 7/8% 6/15/2014                                                  AAA         2,795M       3,249,188

                               New York St Loc Govt Assistance Corp Ser A 6 1/2% 4/1/2020        AAA         5,000M       5,425,000

                               New York St Med Care Facs Fin/Mental Health Ser A
                               7 1/2% 2/15/2021                                                  AAA        10,000M      11,050,000

                               Puerto Rico Commonwealth Aqu & Sewer Auth Rev 10 1/4% 7/1/2009    AAA         1,000M       1,385,000

                               Puerto Rico Elec Pwr Auth RIBS FSA+ 9.168% 7/1/2018++             AAA         3,500M       4,515,000

                               United Nations Dev Corp Ser A 6% 7/1/2026                         AAA         4,300M       4,778,375

                               United Nations Dev Corp Ser B 6 1/4% 7/1/2026                     AAA         3,000M       3,367,500

                               Total                                                                                     52,806,938
-----------------------------------------------------------------------------------------------------------------------============
General Obligation
State 4.69%                    Puerto Rico Commonwealth RIBS FSA+ 7.832% 7/1/2020++              AAA        12,000M      13,620,000
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local .78%  Bethlehem New York Wtr Sys MBIA+ AMT+++ 7.20% 3/1/2022            AAA         1,080M       1,267,650

                               New York NY Ser C 5% 8/15/2028                                      A         1,000M         991,250

                               Total                                                                                      2,258,900
-----------------------------------------------------------------------------------------------------------------------============
Education 12.27%               Hempstead Town NY Ind Dev Agy/Hofstra Univ MBIA+ 5.80% 7/1/2015   AAA           750M         821,250

                               New York City Ind Dev Agy/New Sch For Social Resh Ser A
                               MBIA+ 5 3/4% 9/1/2015                                             AAA         1,335M       1,441,800

                               New York St Dorm Auth Ser C FGIC+ 7% 7/1/2014                     AAA         3,240M       3,470,850

                               New York St Dorm Auth Rev/St Univ Edl Facs Ser A MBIA+
                               4 3/4% 5/15/2025                                                  AAA         5,250M       5,125,312

                               New York St Dorm Auth Rev/St Univ Edl Facs Ser B MBIA+
                               4 3/4% 5/15/2028                                                    A         1,500M       1,443,750

                               New York St Dorm Auth Rev/St Univ Ser A 5 1/2% 5/15/2026            A            75M          77,906

                               New York St Dorm Auth Rev/City Univ Ser U MBIA-IBC+
                               6.45% 7/1/2005                                                    AAA           300M         343,875

                               New York St Dorm Auth Rev/Colgate Univ MBIA+ 6% 7/1/2016          AAA         1,000M       1,170,000

                               New York St Dorm Auth Rev/Cornell Univ Ser A 7 3/8% 7/1/2020       AA         5,075M       5,487,344

                               New York St Dorm Auth Rev/Spl Act Sch Dists MBIA+ 6% 7/1/2016     AAA         1,400M       1,541,750

                               New York St Dorm Auth Rev/St Univ Ed Fac Ser A 5 1/4% 5/15/2021     A         1,025M       1,086,500

                               New York St Dorm Auth Rev/St Univ Ed Fac Ser B 7 1/2% 5/15/2011     A         5,000M       6,225,000

                               New York St Dorm Auth Rev/Univ Rochester Ser A 6.40% 7/1/2013       A         2,030M       2,268,525

                               New York St Dorm Auth Rev/Upstate Cmnty Colleges Ser A
                               6.20% 7/1/2015                                                    Baa         1,000M       1,103,750

                               New York St Dorm Auth Rev/St Johns-NY MBIA+ 4 3/4% 7/1/2028       AAA         3,080M       2,987,600

                               Niagara Falls City SD-NY 5 3/8% 6/15/2028                         BBB         1,000M       1,022,500

                               Total                                                                                     35,617,712
-----------------------------------------------------------------------------------------------------------------------============
Finance 1.63%                  New York NY City Transitional Fin Auth Ser B 4 3/4% 11/15/2023     AA         2,885M       2,805,662

                               Virgin Islands Pub Fin Auth Ser E 5 7/8% 10/1/2018                BBB*        1,850M       1,933,250

                               Total                                                                                      4,738,912
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 8.05%      New York City Health & Hosp Corp LINK AMBAC+ 5.635% 2/15/2023++   AAA           600M         624,750

                               New York City Health & Hosp Corp RIBS AMBAC+ 7.30% 2/15/2023++    AAA         6,000M       6,562,500

                               New York St Dorm Auth Rev Manhattan Eye Ear and Throat
                               5 3/8% 7/1/2012                                                   BBB         1,500M       1,550,625

                               New York St Dorm Auth Rev Mental Health Svcs Facs Ser B
                               5 3/4% 2/15/2010                                                    A         1,500M       1,665,000

                               New York St Dorm Auth Rev Mental Health Svcs Facs Ser B
                               5 3/4% 2/15/2011                                                    A         1,385M       1,526,962

                               New York St Dorm Auth Rev Mental Health Svcs Facs Ser B
                               6% 8/15/2012                                                        A         1,460M       1,677,175

                               New York St Dorm Auth Rev Mental Health Svcs Facs Ser D
                               6% 8/15/2021                                                        A         1,000M       1,097,500

                               New York St Dorm Auth Rev Rosalind and Joseph AMBAC+
                               5.60% 2/1/2027                                                    AAA         1,000M       1,067,500

                               New York St Dorm Auth Rev Sarah Neuman AMBAC+ 5.45% 8/1/2027      AAA           550M         574,750

                               New York St Dorm Auth Rev Mental Health Svcs Facs Ser B
                               5 3/4% 2/15/2012                                                    A         1,155M       1,257,506

Statements of Net Assets
NEW YORK SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               New York St Med Care Facs Fin/Mental Health Ser A
                               Unrefunded Balance 7.80% 2/15/2019                                   A       $   355M    $   367,049

                               New York St Med Care Facs Fin Montefiore MD Ser A
                               AMBAC+ 5 3/4% 2/15/2025                                            AAA         1,000M      1,071,250

                               New York St Med Care Facs Fin/Mental Health Ser A
                               7 1/2% 2/15/2021                                                     A         3,955M      4,320,838

                               Total                                                                                     23,363,405
-----------------------------------------------------------------------------------------------------------------------============
Housing 2.07%                  New York St Mtg Agy Rev Ser 70 5.40% 4/1/2022                       Aa           520M        535,600

                               New York St Mtg Agy Rev Ser 61 AMT+++ 5.80% 10/1/2028              Aaa           500M        521,875

                               New York St Mtg Agy Rev Ser 41 MBIA+ 6.45% 10/1/2014               AAA         2,000M      2,197,500

                               New York St Mtg Agy Rev Ser 44 AMT+++ 7 1/2% 4/1/2026               Aa         2,495M      2,747,619

                               Total                                                                                      6,002,594
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue
Bonds 1.37%                    New York NY City Ind Dev Agy Brooklyn Navy Yard AMT+++
                               6.20% 10/1/2022                                                    BBB         1,000M      1,137,500

                               New York NY City Ind Dev Agy Brooklyn Navy Yard AMT+++
                               5.65% 10/1/2028                                                    BBB         2,000M      2,055,000

                               Puerto Rico Tel Auth Rev RIBS MBIA+ 7.168% 1/16/2015++             AAA           700M        771,750

                               Total                                                                                      3,964,250
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 4.99%            New York St Urban Dev Corp Ser A 5% 4/1/2018                       BBB         1,000M        996,250

                               New York St Urban Dev Corp 5 1/4% 4/1/2012                         Baa         1,765M      1,828,981

                               New York St Urban Dev Corp 5.70% 4/1/2020                          Baa         4,150M      4,616,875

                               New York St Urban Dev Corp Ser A 5% 1/1/2028                       BBB         5,000M      4,937,500

                               Virgin Islands Pub Fin Auth Ser E 6% 10/1/2022                     BBB         2,000M      2,105,000

                               Total                                                                                     14,484,606
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control
Revenue 4.92%                  Essex Cnty NY Indl Dev Agy Poll Rev - Ser B Intl Paper
                               5.55% 1/1/2014                                                       A           305M        328,255

                               New York St Energy Res & Dev MBIA+ AMT+++ 8.135% 9/1/2033          Aaa         2,500M      3,012,500

                               New York St Env Facs Poll Ctrl Rev St Wtr Ser E 6 7/8% 6/15/2014    Aa         1,985M      2,282,750

                               New York St Environmental Facs Poll Ctrl Rev St Wtr Ser A
                               7 1/2% 6/15/2012                                                    Aa         8,000M      8,660,000

                               Total                                                                                     14,283,505
-----------------------------------------------------------------------------------------------------------------------============
Power 27.66%                   Long Island Pwr Auth NY Elec Sys Ser A 5 3/4% 12/1/2024              A           995M      1,075,844

                               Long Island Pwr Auth NY Elec Sys Ser A 5 1/2% 12/1/2029              A        10,000M     10,337,500

                               New York St Energy Res & Dev/Rochester Gas & Elec Ser A
                               MBIA+ AMT+++ 5.95% 9/1/2033                                        AAA         1,000M      1,102,500

                               New York St Energy Res & Dev/Niagara Mohawk Ser A FGIC+
                               7.20% 7/1/2029                                                     AAA        11,750M     13,688,750

                               New York St Energy Res & Dev/Bklyn Union Gas Ser A
                               MBIA+ AMT+++ 6 3/4% 2/1/2024                                       AAA        13,000M     14,267,500

                               New York St Energy Res & Dev/Bklyn Union Gas Ser B
                               RIBS AMT+++ 10.051% 7/1/2026++                                       A         4,000M      5,335,000

                               New York St Energy Res & Dev/Central Hudson Gas & Elec Ser C
                               MBIA+ AMT+++ 8 3/8% 12/1/2028                                      AAA         2,215M      2,276,245

                               New York St Energy Res & Dev/Con Edison Ser A
                               MBIA+ AMT+++ 7 1/8% 12/1/2029                                      AAA         2,500M      2,893,750

                               Port Auth NY & NJ Spl Oblig Rev 2nd Install-SPL PJ-KIAC-4
                               AMT+++ 6 3/4% 10/1/2019                                            Baa*        2,970M      3,344,963

                               Puerto Rico Elec Pwr Auth Ser DD 5% 7/1/2028                       BBB         7,500M      7,462,500

                               Puerto Rico Elec Pwr Auth Ser EE 4 3/4% 7/1/2024                   BBB        16,500M     16,066,875

                               Puerto Rico Elec Pwr Auth Ser U 6% 7/1/2014                          A         2,250M      2,444,063

                               Total                                                                                     80,295,490
-----------------------------------------------------------------------------------------------------------------------============
Transportation 9.15%           Metropolitan Trans Auth NY FGIC+ 4 3/4% 4/1/2028                   AAA         3,000M      2,928,750

                               Metropolitan Trans Auth NY Commuter Facs Rev Ser B FGIC+
                               4 3/4% 7/1/2026                                                    AAA         1,960M      1,915,900

                               Metropolitan Trans Auth NY Commuter Facs Rev Ser A FGIC+
                               6% 7/1/2016                                                        AAA         2,000M      2,230,000

                               Metropolitan Trans Auth NY Svc Contract Trans Facs Ser O
                               5 3/4% 7/1/2008                                                    Baa         1,000M      1,111,250

                               Metropolitan Trans Auth NY Trans Auth Facs Rev 5 1/2% 7/1/2017     BBB         1,000M      1,057,500

                               Port Auth NY & NJ Cons 106th Ser AMT+++ 6% 7/1/2015                 AA           350M        378,875

                               Port Auth NY & NJ Cons 67th Ser 6 7/8% 1/1/2025                     AA         1,000M      1,045,000

Statements of Net Assets
NEW YORK SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               Port Auth NY & NJ Cons 92nd Ser 4 3/4% 1/15/2029                    AA       $   520M   $    508,300

                               Port Auth NY & NJ Spl Oblig Rev/JFK Intl Air Terminal-6
                               MBIA+ AMT+++ 5 3/4% 12/1/2025                                      AAA        14,345M     15,385,012

                               Total                                                                                     26,560,587
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 2.83%          Buffalo NY Muni Wtr Fin Auth Wtr & Sewer Sys Rev FGIC+
                               5 3/4% 7/1/2021                                                    AAA           500M        542,500

                               New York City Muni Wtr Fin Auth Ser A FGIC+ 6 1/4% 6/15/2021       AAA         3,500M      3,661,875

                               New York St Environmental Facs Poll Ctrl Rev Clean Wtr Ser E
                               4 7/8% 6/15/2020                                                    Aa         2,000M      2,005,000

                               New York St Environmental Facs Poll Ctrl Rev St Wtr Ser E
                               MBIA+ 5% 6/15/2013                                                 AAA         1,950M      1,998,750

                               Total                                                                                      8,208,125
                               ----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 98.60% (Cost $264,972,089)                                         286,205,024
===================================================================================================================================
Other Assets, Less Liabilities
===================================================================================================================================
Cash and Receivables, Net of Liabilities 1.40%                                                                            4,051,718
===================================================================================================================================
Net Assets 100.00%                                                                                                     $290,256,742
===================================================================================================================================

                               Class A Shares-Net asset value ($283,550,528 / 24,813,742 shares outstanding)                 $11.43

                               Class A Shares-Maximum offering price                                                         $12.00

                               Class C Shares-Net asset value ($6,706,214 / 587,027 shares outstanding)                      $11.42

                              Ratings have not been audited by Deloitte & Touche LLP.
                        * This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                        ++    The interest rate is subject to change
                              periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1998. See page 1 for additional information.
                        +++ Income from these investments may be subject to the Alternative Minimum Tax.
                              See Notes to Financial Statements.

Statements of Net Assets
TEXAS SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
Prerefunded 26.33%             Amarillo TX Health Facs Corp RIBS FSA+ 9.088% 1/1/2022++           AA        $4,050M    $ 4,880,250

                               Austin TX Util Sys 8% 11/15/2016                                   AA         1,000M      1,106,250

                               Austin TX Util Sys Ser B 7.80% 11/15/2012                          AA           640M        655,910

                               Azle TX Indpt Sch Dist Ser A 6% 2/15/2000                          AA         6,205M      6,398,906

                               Bexar Co TX Health Facs MBIA+ 7 1/2% 8/15/2010                     AA           750M        815,625

                               Dallas Co TX Flood Ctrl Dist No 1 9 1/4% 4/1/2010                  AA         1,460M      1,837,775

                               Harris Co TX Toll Rd Sub Lien Ser A 6.10% 8/15/2016                AA         2,640M      2,976,600

                               Houston TX Wtr & Sewer Sys Rev AMBAC+ 6 1/2% 12/1/2021             AA           335M        368,081

                               Houston TX Wtr & Sewer Sys Rev AMBAC+ 6 1/2% 12/1/2021             AA         2,665M      2,928,169

                               Houston TX Wtr & Sewer Sys Rev Prior Lien MBIA+ 7.40% 12/1/2018    AA         1,000M      1,095,000

                               Texas Turnpike 12 5/8% 1/1/2020                                    AA         1,000M      1,317,500

                               Total                                                                                    24,380,066
-----------------------------------------------------------------------------------------------------------------------============
General Obligation
State 23.43%                   Texas St Ser B-1 & B-2 4.05% 9/30/2011                             AA         3,000M      3,573,750

                               Texas St Ser B-1 & B-2 RIBS 8.293% 9/30/2011++                     AA         3,000M      3,573,750

                               Texas St Ser A AMT+++ 6.30% 6/1/2014                               AA           130M        134,875

                               Texas St Ser A-1 AMT+++ RIBS 7.17% 12/1/2023++                     AA         6,000M      6,622,500

                               Texas St LINK 6.199% 9/30/2011++                                   AA         5,000M      5,956,250

                               Texas St 7.15% 8/1/2035                                             AA         1,600M      1,840,000

                               Total                                                                                     21,701,125
-----------------------------------------------------------------------------------------------------------------------============
General Obligation
Local 6.57%                    Azle TX Indpt Sch Dist Ser A 6% 2/15/2022                          AAA           250M        255,625

Statements of Net Assets
TEXAS SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               Keller TX Indpt Sch Dist 4 3/4% 8/15/2020                          AAA       $ 1,000M   $    981,250

                               Keller TX Indpt Sch Dist 4 3/4% 8/15/2022                          AAA         2,100M      2,050,125

                               Sherman TX Indpt Sch Dist Re Zero Coupon 2/15/2023                 AAA         3,530M      1,072,238

                               Sherman TX Indpt Sch Dist Re Zero Coupon 2/15/2024                 AAA         3,525M      1,013,438

                               Willis TX Indpt Sch Dist Zero Coupon 2/15/2021                     AAA         2,115M        711,169

                               Total                                                                                      6,083,845
-----------------------------------------------------------------------------------------------------------------------============
Education .72%                 Texas St Higher Ed Coord AMT+++ 7.70% 10/1/2025                      A           625M        663,281
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 5.80%      Amarillo TX Health Facs Corp FSA+ 5 1/2% 1/1/2017                  Aaa         2,000M      2,180,000

                               Denton Co TX Health Facs 7 1/2% 8/15/2015                          BBB**       1,000M      1,130,000

                               Georgetown TX Health Facs 5 3/8% 8/15/2028                           A           500M        508,750

                               Texarkana TX Health Facs Ser B MBIA+ 6% 10/1/2019                  AAA         1,335M      1,553,606

                               Total                                                                                      5,372,356
-----------------------------------------------------------------------------------------------------------------------============
Housing .71%                   Dallas TX Hsg Corp Cap Prjt/Estell Village Apts Ser A
                               7 7/8% 12/1/2009                                                   BBB*          530M        551,863

                               Texas Hsg Agy Ser D AMT+++ 8.40% 1/1/2021                           Aa           100M        104,255

                               Total                                                                                        656,118
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue
Bonds 17.43%                   Harris Co TX Ind Dev Corp Marine Term & Wtr Poll Ctrl Rev
                               6 5/8% 2/1/2024                                                    BBB         1,500M      1,663,125

                               Michigan St Strategic Fd Ltd MBIA+ AMT+++ 5.55% 9/1/2029***        AAA         2,000M      2,052,500

                               Orange Co TX Nav & Port Dist Ind Dev/North Star Steel
                               6 3/8% 2/1/2017                                                     AA         2,400M      2,685,000

                               Puerto Rico Ind Med & Environmental/Baxter Travenol Labs Ser A
                               8% 9/1/2012                                                          A         2,315M      2,391,372

                               Texas City TX Ind Dev Corp Marine Term Rev/ARCO 7 3/8% 10/1/2020     A         5,500M      7,349,375

                               Total                                                                                     16,141,372
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control
Revenue 1.31%                  Trinity River Auth TX Poll Ctrl Rev/Texas Instruments AMT+++
                               6.20% 3/1/2020                                                       A         1,105M      1,214,119
-----------------------------------------------------------------------------------------------------------------------============
Power 2.65%                    Brazos River Auth TX Poll Ctl Rev AMBAC+ AMT+++ 5.55% 5/1/2033     AAA         1,000M      1,050,000

                               Lubbock TX Elec Lt & Pwr Sys Rev AMBAC+ 4 1/4% 4/15/2018           AAA           460M        427,225

                               Victoria TX Util MBIA+ 4 3/4% 12/1/2022                            AAA         1,000M        976,250

                               Total                                                                                      2,453,475
-----------------------------------------------------------------------------------------------------------------------============
Transportation 5.67%           Dallas-Fort Worth TX Regl Arpt MBIA+ AMT+++ 5 3/4% 11/1/2024       AAA         2,500M      2,618,750

                               North TX Thruway FGIC+ 4 3/4% 1/1/2022                             AAA         1,000M        965,850

                               Port Beaumont TX Nav Dist Ser A FGIC+ 4 3/4% 3/1/2018              Aaa           500M        491,875

                               Puerto Rico Commonwealth Hwy Rev Ser Y 5 1/2% 7/1/2036               A         1,075M      1,173,093

                               Total                                                                                      5,249,568
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 12.38%         Bexar Co TX Metro Wtr Dist MBIA+ 5% 5/1/2038                       AAA         2,750M      2,725,938

                               Nueces River Auth TX Wtr Supply FSA+ 5 1/2% 3/1/2027               AAA         7,500M      7,968,750

                               Texas Wtr Resource Fin Auth 7 5/8% 8/15/2008                         A           425M        438,026

                               Texas Wtr Resource Fin Auth AMBAC+ 7 1/2% 8/15/2013                AAA           325M        336,024

                               Total                                                                                     11,468,738
                               -----------------------------------------------------------------------------------------===========
                               Total Municipal Bonds 103.00% (Cost $88,380,757)                                          95,384,063
===================================================================================================================================
Other Assets, Less Liabilities (3.00)%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                 (2,776,793)
===================================================================================================================================
Net Assets 100.00%                                                                                                      $92,607,270
===================================================================================================================================

                               Net asset value ($92,607,270 / 8,662,892 shares outstanding)                                  $10.69

                               Maximum offering price                                                                        $11.22

                              Ratings have not been audited by Deloitte & Touche
                              LLP.
                        *     This investment has not been rated by an
                              independent ratings service but is, in Lord
                              Abbett's opinion, of comparable quality.
                        **    This investment has been rated by Fitch Investors
                              Service only.
                        ***   When-issued security.
                        +     Insured or guaranteed by the indicated municipal
                              bond insurance corporation or Federal agency.
                        ++    The interest rate is subject to change
                              periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1998. See page 1 for additional information.
                        +++   Income from these investments may be subject to
                              the Alternative Minimum Tax.
                              See Notes to Financial Statements.

Statements of Net Assets
NEW JERSEY SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
Prerefunded 19.29%             Essex Co NJ Imp Auth Rev Orange Muni Util & Lease MBIA+
                               6.80% 7/1/2014                                                     AAA      $  1,710M   $  2,028,487

                               Hudson Co NJ Util Auth Util Sys Rev 10% 7/1/2011                   AAA         1,000M      1,213,750

                               Monmouth Co NJ Imp Auth Rev MBIA+ 6 7/8% 8/1/2012                  AAA           500M        538,125

                               New Jersey Economic Dev Auth Rev 6 3/4% 6/15/2012                  AAA         2,275M      2,496,812

                               New Jersey Health Care Facs Fin Auth Rev/Cathooral Hlth Ser A
                               FHA+ 7 1/4% 2/15/2021                                              AAA         1,485M      1,629,788

                               New Jersey Health Care Facs Fin Auth Rev/Bayonne Hosp
                               FSA+ 6 1/4% 7/1/2012                                               AAA           230M        257,600

                               New Jersey St Ed Facs Rev MBIA+ 6.85% 7/1/2019                     AAA           540M        564,791

                               New Jersey Waste Treatment Trust 6 7/8% 6/15/2009                  AAA         1,750M      1,874,688

                               North Brunswick Twp NJ Bd Ed 6.30% 2/1/2014                        AAA         1,000M      1,130,000

                               Pohatcong Twp NJ Sch Dist FSA+ 5.95% 7/15/2023                     AAA           650M        743,437

                               Pohatcong Twp NJ Sch Dist FSA+ 5.95% 7/15/2026                     AAA           250M        285,937

                               Puerto Rico Commonwealth 6 1/2% 7/1/2023                           AAA         1,000M      1,152,500

                               Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                 AAA           283M        316,033

                               Puerto Rico Elec Pwr Auth RIBS FSA+ 9.168% 7/1/2018++              AAA         7,000M      9,030,000

                               Puerto Rico Elec Pwr Auth RIBS FSA+ 7.898% 7/1/2023++              AAA         5,000M      5,900,000

                               Puerto Rico Pub Bldg Auth Ser L 6 7/8% 7/1/2021                    AAA           200M        225,000

                               Rutgers St Univ NJ Ser P 6.85% 5/1/2021                            AAA           800M        877,000

                               South Brunswick Twp NJ Bd Ed FGIC+ 6.40% 8/1/2024                  AAA         1,600M      1,838,000

                               Stafford NJ Mun Util Auth Ser A FGIC+ 6 1/8% 12/1/2022             AAA         1,500M      1,635,000

                               Tinton Falls NJ Sch Bd Ed FSA+ 6 1/2% 6/15/2017                    AAA         1,000M      1,093,750

                               Union Co NJ Ser L 6 1/2% 2/1/2011                                  AAA         1,000M      1,080,000

                               Total                                                                                     35,910,698
-----------------------------------------------------------------------------------------------------------------------============
General Obligation State 3.99% Puerto Rico Commonwealth RIBS MBIA+ 7.846% 7/1/2008++              AAA         5,000M      5,775,000

                               Puerto Rico Commonwealth 5 3/8% 7/1/2025                             A         1,585M      1,644,438

                               Total                                                                                      7,419,438
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 7.06% Elizabeth NJ AMBAC+ 5% 7/15/2015                                   Aaa           150M        153,750

                               Elizabeth NJ AMBAC+ 5% 7/15/2017                                   Aaa           150M        152,812

                               Keansburg NJ 6.80% 12/1/2010                                        AA         1,000M      1,125,000

                               Millburn Twp NJ Bd Ed 5.35% 7/15/2018                              Aaa         1,150M      1,250,625

                               Millburn Twp NJ Bd Ed 5.35% 7/15/2019                              Aaa         1,100M      1,199,000

                               Morristown NJ FSA+ 6 1/2% 8/1/2019                                 AAA         3,440M      3,943,100

                               Paterson NJ FSA+ 9.30% 2/15/2004                                   AAA         4,200M      5,307,750

                               Total                                                                                     13,132,037
-----------------------------------------------------------------------------------------------------------------------============
Education 7.74%                New Jersey Economic Dev Auth 4.60% 5/1/2010                        BBB           550M        543,125

                               New Jersey Economic Dev Sch Rev 6% 2/1/2025                        BBB*        4,000M      4,040,000

                               New Jersey Economic Dev Auth Rev Ser B MBIA+ 6 1/4% 5/15/2025      AAA         6,000M      6,772,500

                               New Jersey Economic Dev Sch Rev 7% 5/1/2020                        BBB*        1,800M      1,982,250

                               New Jersey St Ed Fac Auth AM AMBAC+ 6% 7/1/2019                    AAA         1,000M      1,073,750

                               Total                                                                                     14,411,625
-----------------------------------------------------------------------------------------------------------------------============
Finance .57%                   Hamilton Township NJ Bd Ed Ser B FSA+ 7% 12/15/2015                AAA           970M      1,060,938
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 13.37%     Camden Co NJ Impt Auth Rev 6% 2/15/2027                              A         8,750M      9,603,125

                               New Jersey Health Care Facs Fin Auth Rev/Bayonne Hosp FSA+
                               4 3/4% 7/1/2027                                                    Aaa         2,800M      2,768,500

                               New Jersey Health Care Facs Fin Auth Rev/Hunterdon Med Ctr Ser A
                               AMBAC+ 7% 7/1/2020                                                 AAA         5,000M      5,337,500

                               New Jersey Health Care Facs Fin Auth Rev/Bayonne Hosp FSA+
                               6 1/4% 7/1/2012                                                    AAA         1,370M      1,534,400

                               New Jersey Health Care Facs Fin Auth Rev/Spectrum Ser B
                               FHA+ 6 1/2% 2/1/2022                                               AAA           915M        989,344

                               New Jersey Health Care Facs Fin Auth Rev/Med Ctr of Ocean Co
                               Ser C FSA+ 6 3/4% 7/1/2020                                         AAA         2,755M      2,989,175

Statements of Net Assets
NEW JERSEY SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Fac Gr A
                               MBIA+ 6 1/4% 7/1/2024                                              AAA       $ 1,000M   $  1,113,750

                               Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs
                               FHA+ 6 1/4% 8/1/2032                                               AAA           500M        549,375

                               Total                                                                                     24,885,169
-----------------------------------------------------------------------------------------------------------------------============
Housing 2.81%                  New Jersey St Hsg & Mtge Fin Agy Ser V MBIA+ 5 1/4% 4/1/2026       AAA         1,000M      1,017,500

                               New Jersey St Hsg & Mtge Fin Agy Ser D MBIA+ AMT+++
                               7.70% 10/1/2029                                                    AAA           625M        647,875

                               New Jersey St Hsg & Mtge Fin Agy MBIA+ AMT+++ 7.90% 10/1/2022      AAA         2,860M      2,979,577

                               Puerto Rico Hsg Fin Corp Mtg Rev Ser B GNMA+ 7.65% 10/15/2022      AAA           290M        306,312

                               Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A
                               GNMA+ AMT+++ 6 1/2% 3/1/2025                                       AAA           255M        273,806

                               Total                                                                                      5,225,070
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue
Bonds 1.31%                    Puerto Rico Ind Med & Environmental Ctrl/Upjohn 7 1/2% 12/1/2023    AA           750M        777,225

                               Puerto Rico Tel Auth Rev RIBS MBIA+ 7.168% 1/16/2015++             AAA         1,500M      1,653,750

                               Total                                                                                      2,430,975
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 8.32%            East Orange NJ Brd Ctfs FSA+ Zero Coupon 2/1/2026                  AAA           850M        222,062

                               East Orange NJ Brd Ed Ctfs FSA+ 5 3/8% 8/1/2013                    AAA         2,705M      2,863,919

                               Mercer Co NJ Impt Auth Rev 5 3/4% 11/1/2017                         Aa         1,660M      1,819,775

                               Monmouth Co NJ Imp Auth Rev Govt Loan MBIA+ 6.40% 12/1/2009        AAA         1,075M      1,234,906

                               Montgomery Twp NJ MBIA+ 4 7/8% 9/1/2023                            Aaa         1,000M        993,750

                               New Jersey Economic Dev Auth Rev Ser A MBIA+ 6% 5/15/2025          AAA         4,250M      4,722,813

                               New Jersey Sports & Expo Auth Rev Ser A 8% 1/1/2025                BBB*        1,000M      1,135,000

                               Puerto Rico Muni Fin Agy FSA+ 5 1/2% 7/1/2021                      AAA         1,150M      1,226,187

                               Union Co Impt Auth Rev FGIC+ 6 1/4% 8/1/2013                       AAA         1,100M      1,271,875

                               Total                                                                                     15,490,287
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue .31% Cape May Co NJ Ind Poll Ctrl Fin Auth Rev Ser B MBIA+ 7% 11/1/2029 AAA           500M        583,125
-----------------------------------------------------------------------------------------------------------------------============
Power 4.52%                    Puerto Rico Elec Pwr Auth Ser EE 4 3/4% 7/1/2024                   BBB         6,500M      6,329,375

                               Puerto Rico Elec Pwr Auth Ser N 7 1/8% 7/1/2014                    BBB           715M        746,031

                               Union Co NJ Util AMBAC+ AMT+++ 5% 6/1/2023                         AAA         1,340M      1,343,350

                               Total                                                                                      8,418,756
-----------------------------------------------------------------------------------------------------------------------============
Transportation 28.65%          Delaware River Port Auth PA AMBAC+ 5 1/4% 1/1/2009                 AAA         1,000M      1,086,250

                               Delaware River Port Auth PA & NJ Rev Ser B MBIA+ 5% 1/1/2026       AAA           250M        251,562

                               Delaware River Port Auth PA & NJ Rev Ser 1995 FGIC+
                               5 1/2% 1/1/2026                                                    AAA        15,450M     16,396,312

                               New Jersey Economic Dev Auth AMT+++ 7% 7/1/2016                    BBB*        4,245M      4,573,988

                               Port Auth NY & NJ 7 1/8% 6/1/2025                                   AA         4,000M      4,245,000

                               Port Auth NY & NJ Cons 92nd Ser 4 3/4% 1/15/2029                    AA         2,000M      1,955,000

                               Puerto Rico Commonwealth Auth Hwy Rev Ser Y 5 1/2% 7/1/2036          A        10,800M     11,785,500

                               Puerto Rico Commonwealth Hwy 5% 7/1/2028                             A         2,500M      2,487,500

                               Puerto Rico Commonwealth Hwy Ser A 5% 7/1/2038                       A         6,000M      5,970,000

                               Puerto Rico Commonwealth Hwy Ser Y 5 1/2% 7/1/2026                   A         4,350M      4,572,938

                               Total                                                                                     53,324,050
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 1.97%          New Jersey Wastewtr Treatment Trust MBIA+ 7% 5/15/2006             AAA            75M         77,808

                               New Jersey Wastewtr Treatment Trust 6 7/8% 6/15/2009                AA           155M        165,850

                               New Jersey Wtr Supply Auth Rev MBIA+ AMT+++ 7 7/8% 11/1/2013       AAA         2,500M      2,557,825

                               Washington Twp NJ MUA Zero Coupon 12/15/2023                       Aaa         1,055M        316,500

                               Washington Twp NJ MUA Zero Coupon 12/15/2024                       Aaa         1,055M        303,313

                               Washington Twp NJ MUA Zero Coupon 12/15/2027                       Aaa         1,000M        245,000

                               Total                                                                                      3,666,296
                               ----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 99.91% (Cost $173,296,876)                                         185,958,464
                               ----------------------------------------------------------------------------------------============

Statements of Net Assets
NEW JERSEY SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
Other Assets, Less Liabilities .09%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                               $    168,206
===================================================================================================================================
Net Assets 100.00%                                                                                                     $186,126,670
===================================================================================================================================

                               Net asset value ($186,126,670 / 33,575,819 shares outstanding)                                 $5.54

                               Maximum offering price                                                                         $5.82

                              Ratings have not been audited by Deloitte & Touche LLP.
                        * This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                        ++    The interest rate is subject to change
                              periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1998. See page 1 for additional information.
                        +++ Income from these investments may be subject to the Alternative Minimum Tax.
                              See Notes to Financial Statements.

Statements of Net Assets
CONNECTICUT SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
Prerefunded 11.84%             Connecticut Middletown Courthouse MBIA+ 6 1/4% 12/15/2010          AAA       $   575M   $    628,906

                               Connecticut St Clean Wtr Fd 7% 1/1/2011                            AAA         2,050M      2,226,813

                               Connecticut St Health & Ed/Yale - New Haven Hosp Ser F
                               MBIA+ 7% 7/1/2010                                                  AAA            75M         80,625

                               Connecticut St Spcl Tax Oblig Rev Ser A 6 3/4% 6/1/2011            AAA         1,350M      1,518,750

                               Connecticut St Spcl Tax Oblig Ser B FGIC+ 6.10% 10/1/2011          AAA         1,000M      1,127,500

                               Connecticut St Spcl Tax Oblig Rev Ser C 6.80% 12/1/2009            AAA           100M        105,875

                               Puerto Rico Commonwealth 6.45% 7/1/2017                            AAA         2,000M      2,300,000

                               Puerto Rico Commonwealth 6 1/2% 7/1/2023                           AAA         2,000M      2,305,000

                               Puerto Rico Commonwealth 6% 7/1/2026                               AAA         1,000M      1,161,250

                               Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                 AAA             3M          3,482

                               Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                 AAA            67M         74,655

                               Puerto Rico Elec Pwr Auth RIBS FSA+ 9.168% 7/1/2018++              AAA         1,500M      1,935,000

                               Puerto Rico Elec Pwr Auth Ser X 6 1/8% 7/1/2021                      A           750M        861,563

                               Total                                                                                     14,329,419
-----------------------------------------------------------------------------------------------------------------------============
General Obligation
State .63%                     Puerto Rico Commonwealth Zero Coupon 7/1/2018                        A         2,000M        762,500
-----------------------------------------------------------------------------------------------------------------------============
General Obligation
Local 3.06%                    Darien CT 5 1/2% 10/15/2015                                        Aaa           500M        534,375

                               Hartford CT 6 1/2% 12/15/2005                                       AA           730M        845,888

                               Killingly CT 7 1/4% 12/15/2004                                       A           250M        256,415

                               Monroe CT 6.60% 4/15/2005                                            A           100M        114,500

                               Montville CT 6.70% 6/15/2009                                        Aa           550M        672,375

                               Montville CT 6.70% 6/15/2010                                        Aa           575M        707,250

                               Portland CT 7.10% 12/15/2000                                         A           100M        107,125

                               Redding CT 6.60% 4/15/2010                                          Aa           100M        122,125

                               Voluntown CT 6 3/4% 10/1/2002                                        A           100M        111,375

                               Watertown CT 6 1/2% 6/15/2003                                        A           100M        110,250

                               West Haven CT MBIA+ 6 1/2% 6/15/2006                               AAA           100M        117,125

                               Total                                                                                      3,698,803
-----------------------------------------------------------------------------------------------------------------------============
Education 18.94%               Connecticut St Dev/Auth Aquarium Proj 7% 12/1/2027                 BBB*        1,500M      1,612,500

                               Connecticut St Health & Ed Facs/Fairfield Univ Ser H MBIA+
                               5% 7/1/2028                                                        AAA         1,905M      1,928,813

                               Connecticut St Health & Ed Facs/Canterbury Sch Ser A 5% 7/1/2028    AA         1,835M      1,848,762

                               Connecticut St Health & Ed Facs/Conn College Ser C-1
                               MBIA+ 5 1/2% 7/1/2027                                              AAA         1,000M      1,056,250

Statements of Net Assets
CONNECTICUT SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               Connecticut St Health & Ed Facs/Kent Sch Ser B MBIA+
                               5.40% 7/1/2023                                                     AAA       $   750M   $    778,125

                               Connecticut St Health & Ed Facs/New Haven Ser D 6.70% 7/1/2026     BBB         1,000M      1,088,750

                               Connecticut St Health & Ed Facs/Sacred Heart Ser C
                               6 1/2% 7/1/2016                                                    BBB         1,000M      1,100,000

                               Connecticut St Health & Ed/Suffield Academy Ser A
                               MBIA+ 5.30% 7/1/2017                                               AAA         1,000M      1,043,750

                               Connecticut St Health & Ed/Trinity College Ser E MBIA+
                               5 7/8% 7/1/2026                                                    AAA         1,000M      1,095,000

                               Connecticut St Health & Ed/Yale Univ RIBS 8.076% 6/10/2030++       AAA         6,800M      7,718,000

                               Connecticut St Higher Ed Supplemental Loan Auth Ser A
                               AMT+++ 7 3/8% 11/15/2005                                             A           710M        725,790

                               Connecticut St Higher Ed Supplemental Loan Auth Ser A
                               AMT+++ 7.20% 11/15/2010                                              A           370M        394,050

                               University Ct Rev Ser A MBIA+ 4 3/4% 11/15/2018                    AAA           540M        542,700

                               University Ct Rev MBIA+ 4 3/4% 11/15/2027                          AAA         2,000M      1,977,500

                               Total                                                                                     22,909,990
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 13.50%     Connecticut St Health & Ed/William Backus Hosp Ser E AMBAC+
                               5% 7/1/2022                                                        AAA           850M        856,375

                               Connecticut St Health & Ed/Fairfield Univ Ser H MBIA+
                               5% 7/1/2023                                                        AAA         1,710M      1,731,375

                               Connecticut St Health & Ed/Trinity College Ser F MBIA+
                               5% 7/1/2028                                                         AA         1,000M      1,012,500

                               Connecticut St Health & Ed/Bridgeport Hosp Ser A MBIA+
                               6 5/8% 7/1/2018                                                    AAA         1,250M      1,382,813

                               Connecticut St Health & Ed/Greenwich Hosp MBIA+ 5.80% 7/1/2026     AAA         2,125M      2,308,281

                               Connecticut St Health & Ed/Greenwich Hosp Ser A MBIA+
                               5 3/4% 7/1/2016                                                    AAA         1,350M      1,478,250

                               Connecticut St Health & Ed/Hosp for Spl Care 5 1/2% 7/1/2027       BBB         2,345M      2,403,625

                               Connecticut St Health & Ed/Vet Mem Med Ctr Ser A MBIA+
                               5 1/2% 7/1/2026                                                    AAA         1,000M      1,048,750

                               Connecticut St Health & Ed/Waterbury Hosp Ser B FSA+
                               7% 7/1/2020                                                        AAA           100M        107,125

                               Connecticut St Health & Ed/William Backus Hosp Ser C
                               6 3/8% 7/1/2022                                                      A           850M        940,312

                               Connecticut St Health & Ed/William Backus Hosp Ser D
                               AMBAC+ 5 3/4% 7/1/2027                                             AAA         1,000M      1,083,750

                               Connecticut St Health & Ed/Windham Mem Hosp Ser A
                               5 3/4% 7/1/2011                                                    BBB         1,900M      1,976,000

                               Total                                                                                     16,329,156
-----------------------------------------------------------------------------------------------------------------------============
Housing 12.15%                 Connecticut St Hsg Fin Auth Sub Ser D-2 AMT+++ 5.60% 11/15/2021     AA           535M        551,719

                               Connecticut St Hsg Fin Auth AMBAC+ 5 5/8% 6/15/2027                AAA           500M        526,875

                               Connecticut St Hsg Fin Auth Sub Ser F-2 AMT+++ 6% 11/15/2027        AA         1,500M      1,599,375

                               Connecticut St Hsg Fin Auth Sub Ser D-1 5.55% 11/15/2028            AA         1,690M      1,751,263

                               Connecticut St Hsg Fin Auth Sub Ser C-2 5.85% 11/15/2028            AA         1,000M      1,052,500

                               Connecticut St Hsg Fin Auth Ser C AMT+++ 5 1/2% 11/15/2035          AA         2,775M      2,865,188

                               Connecticut St Hsg Fin Auth Sub Ser A-2 FHA+ AMT+++
                               7.20% 11/15/2008                                                    AA           450M        483,750

                               Connecticut St Hsg Fin Auth Sub Ser A-2 AMT+++ 6.45% 5/15/2022      AA         1,100M      1,185,250

                               Connecticut St Hsg Fin Auth Ser B 6 3/4% 11/15/2023                 AA         2,605M      2,826,425

                               Connecticut St Hsg Fin Auth Sub Ser D-2 AMT+++ 6.20% 11/15/2027     AA         1,740M      1,857,450

                               Total                                                                                     14,699,795
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue
Bonds 8.87%                    Connecticut St Dev Auth/Watson Foods Inc AMT+++ 5.90% 6/1/2028     BBB*        1,000M        997,500

                               Connecticut St Dev Auth/Pfizer Inc Prjt 6.55% 2/15/2013            AAA         3,570M      3,940,388

                               Connecticut St Dev Auth/Pfizer Inc Prjt AMT+++ 7% 7/1/2025         AAA         2,500M      2,912,500

                               Puerto Rico Ind Med & Environmental/Upjohn 7 1/2% 12/1/2023         AA         1,000M      1,036,300

                               Puerto Rico Ind Med & Environmental/Warner Lambert
                               7.60% 5/1/2014                                                      Aa         1,750M      1,840,877

                               Total                                                                                     10,727,565
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 9.02%            Connecticut St Dev Auth/Govt Lease Rev MBIA+ 6.60% 6/15/2014       AAA           500M        569,375

                               New Haven CT Air Rights Pkg MBIA+ 6 1/2% 12/1/2015                 AAA         9,475M     10,351,438

                               Total                                                                                     10,920,813
-----------------------------------------------------------------------------------------------------------------------============
Power 6.83%                    Connecticut St Dev Auth/New England Pwr Co 7 1/4% 10/15/2015         A           760M        800,712

                               Puerto Rico Elec Pwr Auth Ser GG 4 3/4% 7/1/2021                   AAA         1,600M      1,576,000

                               Puerto Rico Elec Pwr Auth Ser DD 5% 7/1/2028                       BBB         2,000M      1,990,000

Statements of Net Assets
CONNECTICUT SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               Puerto Rico Elec Pwr Auth Ser EE 4 3/4% 7/1/2024                   BBB       $ 4,000M   $  3,895,000

                               Total                                                                                      8,261,712
-----------------------------------------------------------------------------------------------------------------------============
Solid Waste 7.77%              Connecticut St Resource Recovery/American Ref Fuel Ser A
                               AMT+++ 6.45% 11/15/2022                                              A         4,985M      5,365,106

                               Eastern CT Resource Recovery/Wheelabrator Lisbon Prjt Ser A
                               AMT+++ 5 1/2% 1/1/2020                                             BBB         4,000M      4,040,000

                               Total                                                                                      9,405,106
-----------------------------------------------------------------------------------------------------------------------============
Transportation 5.72%           Connecticut St Spcl Tax Oblig Rev Ser B FSA+ 4 3/4% 11/1/2018      AAA         5,000M      4,975,000

                               Puerto Rico Commonwealth Hwy Ser A 5% 7/1/2038                       A           500M        497,500

                               Puerto Rico Commonwealth Hwy Ser W 5 1/2% 7/1/2015                   A           600M        653,250

                               Puerto Rico Commonwealth Hwy Ser Y 5 1/2% 7/1/2026                   A           750M        788,438

                               Total                                                                                      6,914,188
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer .67%           Connecticut St Dev Auth Wtr Fac Rev Ser A AMBAC+ AMT+++
                               5 3/4% 7/1/2028                                                    AAA           250M        259,687

                               Connecticut St Dev Auth Wtr Fac Rev AMT+++ 6.15% 4/1/2035            A           500M        550,000

                               Total                                                                                        809,687
                               ----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 99.00% (Cost $111,787,256)                                         119,768,734
===================================================================================================================================
Other Assets, Less Liabilities 1.00%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                  1,213,911
===================================================================================================================================
Net Assets 100.00%                                                                                                     $120,982,645
===================================================================================================================================

                               Net asset value ($120,982,645 / 11,273,740 shares outstanding)                                $10.73

                               Maximum offering price                                                                        $11.27

                              Ratings have not been audited by Deloitte & Touche LLP.
                        * This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                        ++    The interest rate is subject to change
                              periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1998. See page 1 for additional information.
                        +++ Income from these investments may be subject to the Alternative Minimum Tax.
                              See Notes to Financial Statements.

Statements of Net Assets
MISSOURI SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
Prerefunded 27.79%             Cape Girardeau MO Wtrwks Sys Rev FGIC+ 6.40% 3/1/2012              AAA       $ 1,150M   $  1,250,625

                               Central MO St Univ Revs MBIA+ 7% 7/1/2014                          AAA           150M        165,750

                               Clay Co MO Pub Bldg Auth Leasehold Rev FGIC+ 7% 5/15/2014          AAA         1,000M      1,160,000

                               Kansas City MO Arpt Rev Ser B CGIC+ 6 7/8% 9/1/2014                AAA         1,490M      1,741,438

                               Kansas City MO Wtr Rev Ser D 7th Issue 6.65% 12/1/2013             AAA         2,800M      3,227,000

                               Missouri St Health & Ed Facs Rev/SSM Hlth Care MBIA+
                               6 1/4% 6/1/2016                                                    AAA           345M        380,794

                               Missouri St Health & Ed Facs Rev/BJC Health Ser A
                               6 1/2% 5/15/2020                                                   AAA         4,900M      5,628,875

                               Missouri St Health & Ed Facs Rev/Christian Health Ser B FGIC+
                               6 7/8% 2/15/2013                                                   AAA         2,100M      2,291,625

                               Missouri St Health & Ed Facs Rev/St Lukes MBIA+ 7% 11/15/2013      AAA         1,030M      1,148,450

                               Missouri St Regional Convention Ser A 6.90% 8/15/2021              AAA        10,000M     11,362,500

                               Platte Co MO Reorg Sch Dist Ctfs 7 1/8% 1/1/2011                   AAA           500M        521,250

                               Puerto Rico Elec Pwr Auth RIBS FSA+ 7.898% 7/1/2023++              AAA         2,500M      2,950,000

                               Springfield MO Sch Dist No 12 Ser A FGIC+ 6 3/4% 3/1/2011          AAA         1,225M      1,313,812

                               St Louis MO Land Clearance Rev 7 3/4% 7/1/2021                     AAA         2,165M      2,395,031

                               St Louis MO Regl Convention & Sports Complex Auth Ser C
                               7.90% 8/15/2021                                                    AAA         2,000M      2,365,000

Statements of Net Assets
MISSOURI SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               University of MO Rev Ser A AMBAC+ 6 1/2% 11/1/2011                 AAA      $  2,000M   $  2,155,000

                               Total                                                                                     40,057,150
-----------------------------------------------------------------------------------------------------------------------============
General Obligation
State 3.95%                    Puerto Rico Commonwealth RIBS MBIA+ 7.846% 7/1/2008++              AAA         1,000M      1,155,000

                               Puerto Rico Commonwealth RIBS FSA+ 7.832% 7/1/2020++               AAA         4,000M      4,540,000

                               Total                                                                                      5,695,000
-----------------------------------------------------------------------------------------------------------------------============
General Obligation
Local 5.08%                    Columbia MO Spcl Oblig Cap Imp 5 1/2% 2/1/2016                       A           500M        526,250

                               Fort Zumwalt MO Sch Dist Impt Corp Leasehold Rev AMBAC+
                               5.60% 3/1/2017                                                     Aaa           500M        529,375

                               Greene Co MO Reorg Sch Dist 5 3/4% 3/1/2016                         AA         1,785M      1,959,037

                               Missouri St Wtr Poll Ctrl Ser A 4 1/2% 6/1/2020                    AAA         2,005M      1,944,850

                               KS CITY SD 4.85% 3/1/2018                                           AA         1,000M        987,570

                               St Louis MO Sch Dist FGIC+ 6% 4/1/2012                             AAA         1,275M      1,378,594

                               Total                                                                                      7,325,676
-----------------------------------------------------------------------------------------------------------------------============
Education 4.70%                Missouri St Health & Ed Facs Rev/Lutheran Senior Service
                               5 7/8% 2/1/2023                                                    BBB           500M        526,250

                               Missouri St Health & Ed Facs Rev/Maryville Univ Ed
                               5 3/4% 6/15/2017                                                   Baa           400M        420,000

                               Missouri St Health & Ed Facs Rev/St Louis Univ HS
                               6.35% 10/1/2014                                                      A         2,000M      2,202,500

                               University of MO Rev 5 1/2% 11/1/2017                               AA         3,500M      3,622,500

                               Total                                                                                      6,771,250
-----------------------------------------------------------------------------------------------------------------------============
Finance 3.56%                  Kansas City MO Muni Assistance Corp Rev MBIA+ 5 1/8% 4/15/2015     AAA         5,000M      5,137,500
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 14.91%     Hannibal MO Ind Dev Auth Health Facs Rev Ser A FSA+
                               5 5/8% 3/1/2012                                                    AAA         2,170M      2,343,600

                               Hannibal MO Ind Dev Auth Health Facs Rev Ser A FSA+
                               5 3/4% 3/1/2022                                                    AAA         1,250M      1,348,437

                               Jackson Co MO Ind Dev Rev/St Joseph Health Ctr 7% 7/1/2022         Baa         1,500M      1,651,875

                               Missouri St Health & Ed Facs Rev/Lake Ozarks Gen Hosp
                               5 1/8% 2/15/2024                                                    AA         1,000M      1,007,500

                               Missouri St Health & Ed Facs Rev/BJC Hlth Sys 5% 5/15/2038          AA         5,000M      4,912,500

                               Missouri St Health & Ed Facs Rev/Health Midwest Ser B
                               MBIA+ 6 1/4% 2/15/2022                                             AAA         2,175M      2,340,844

                               Missouri St Health & Ed Facs Rev/Heartland Health Sys
                               AMBAC+ 6.35% 11/15/2017                                            AAA         3,600M      3,933,000

                               Puerto Rico Indl Tourist Edl Ser A 5 5/8% 7/1/2017                 BBB           375M        389,531

                               University Mo Health RIBS AMBAC+ 5.775% 11/1/2028++                Aaa         3,500M      3,570,000

                               Total                                                                                     21,497,287
-----------------------------------------------------------------------------------------------------------------------============
Housing 6.49%                  Missouri St Hsg Dev Comm Mtg Rev Ser B-2 GNMA+ AMT+++
                               5 1/2% 3/1/2025                                                    AAA         1,250M      1,279,688

                               Missouri St Hsg Dev Comm Mtg Rev Ser A GNMA+ AMT+++
                               6 3/4% 6/1/2024                                                    AAA           350M        374,063

                               Missouri St Hsg Dev Comm Mtg Rev Ser A GNMA+ AMT+++
                               6.22% 3/1/2026                                                     AAA         5,000M      5,368,750

                               Missouri St Hsg Dev Comm Mtg Rev Ser B GNMA+ AMT+++
                               6.40% 12/1/2024                                                    AAA         2,125M      2,255,156

                               Puerto Rico Hsg Fin Corp Mtg Rev Ser A GNMA+ 7.80% 10/15/2021      AAA            10M         10,205

                               Puerto Rico Hsg Fin Corp Mtg Rev Ser B GNMA+ 7.65% 10/15/2022      AAA            70M         73,938

                               Total                                                                                      9,361,800
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue
Bonds 5.86%                    Joplin Ida-A-Catholic-MO 5% 12/1/2028                               AA         2,500M      2,484,375

                               Kansas City MO Indl Dev Auth 4.90% 12/31/2008                      Baa         2,000M      2,032,500

                               Missouri St Environmental Imp & Energy Rev/Union Elec Ser A
                               7.40% 5/1/2020                                                      AA           550M        589,187

                               Puerto Rico Tel Auth Rev RIBS MBIA+ 6.708% 1/25/2007++             AAA         2,000M      2,240,000

                               Puerto Rico Tel Auth Rev RIBS MBIA+ 7.168% 1/16/2015++             AAA         1,000M      1,102,500

                               Total                                                                                      8,448,562
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 3.34%            St Louis Co MO Ind Dev Rev Arena Prjt 7 7/8% 12/1/2024             BBB*        2,000M      2,207,500

                               St Louis MO Ld Clearance Redev Auth Rev Ser A MBIA+
                               5 1/8% 7/1/2021                                                    AAA         1,000M      1,021,250

                               St Louis MO Ld Clearance Redev Auth Rev Ser B MBIA+
                               5.30% 7/1/2016                                                     AAA           500M        524,375

                               St Louis MO Pkg Facs Rev MBIA+ 5 3/8% 12/15/2021                   AAA            10M         10,412

                               Virgin Islands Pub Fin Auth Ser E 6% 10/1/2022                     BBB*        1,000M      1,052,500

                               Total                                                                                      4,816,037
-----------------------------------------------------------------------------------------------------------------------============

Statements of Net Assets
MISSOURI SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
Pollution Control
Revenue 8.13%                  Missouri St Environmental Imp & Energy Wtr Poll
                               Ctrl Rev Ser A 6.55% 7/1/2014                                       Aa         3,000M      3,311,250

                               Missouri St Environmental Imp & Energy Wtr Poll
                               Ctrl Rev Ser A 5 3/4% 1/1/2016                                      Aa         2,400M      2,592,000

                               Missouri St Environmental Imp & Energy Wtr Poll Ctrl
                               Rev Ser E 5 5/8% 7/1/2016                                           Aa           900M        965,250

                               Missouri St Environmental Imp & Energy Wtr Poll
                               Ctrl Rev Ser B 7.20% 7/1/2016                                       Aa         2,250M      2,624,062

                               Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev Ser D
                               5.90% 1/1/2019                                                      Aa         2,050M      2,221,688

                               Total                                                                                     11,714,250
-----------------------------------------------------------------------------------------------------------------------============
Power 4.90%                    Puerto Rico Commonwealth Infrastructure Fing Auth Spl AMBAC+
                               5% 7/1/2028                                                        AAA         2,000M      2,017,500

                               Puerto Rico Elec Pwr Auth MBIA+ 5% 7/1/2028                        AAA         2,100M      2,121,000

                               Puerto Rico Elec Pwr Auth Ser EE 4 3/4% 7/1/2024                   BBB         3,000M      2,921,250

                               Total                                                                                      7,059,750
-----------------------------------------------------------------------------------------------------------------------============
Transportation 11.03%          Lake Of The Ozarks Co Brdg Corp MO Brdg Sys Rev 5 1/4% 12/1/2020   BBB*        1,500M      1,449,375

                               Lake Of The Ozarks Co Corp MO Brdg Sys 5 1/4% 12/1/2026            BBB*        3,000M      2,865,000

                               Puerto Rico Commonwealth Hwy Ser Y 5 1/2% 7/1/2036                   A         1,250M      1,364,062

                               Puerto Rico Commonwealth Hwy 5% 7/1/2028                             A         5,000M      4,975,000

                               Puerto Rico Commonwealth Hwy 5% 7/1/2038                             A         3,000M      2,985,000

                               St Louis MO Arpt Rev FGIC+ AMT+++ 5 1/4% 7/1/2022                  AAA         2,210M      2,259,725

                               Total                                                                                     15,898,162
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 2.83%          Missouri St Environmental Imp Energy Res Auth Fac Rev
                               MBIA+ AMT+++ 5.95% 11/1/2019                                       AAA         1,500M      1,608,750

                               St Louis MO Wtr Rev FGIC+ 6% 7/1/2014                              AAA         2,250M      2,472,188

                               Total                                                                                      4,080,938
                               ----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 102.57% (Cost $137,317,994)                                        147,863,362
===================================================================================================================================
Other Assets, Less Liabilities (2.57)%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                 (3,707,994)
===================================================================================================================================
Net Assets 100.00%                                                                                                     $144,155,368
===================================================================================================================================

                               Net asset value ($144,155,368 / 26,887,954 shares outstanding)                                 $5.36

                               Maximum offering price                                                                         $5.63

                              Ratings have not been audited by Deloitte & Touche LLP.
                        * This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                        ++    The interest rate is subject to change
                              periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1998. See page 1 for additional information.
                        +++ Income from these investments may be subject to the Alternative Minimum Tax.
                              See Notes to Financial Statements.

Statements of Net Assets
HAWAII SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
Prerefunded 13.12%             Hawaii St Dept Bdg & Fin/Pali Momi Med Ctr 7.60% 7/1/2010          AAA        $  200M   $    223,500

                               Hawaii St Dept Bdg & Fin/Pali Momi Med Ctr 7.65% 7/1/2019          AAA         1,000M      1,118,750

                               Puerto Rico Commonwealth 6.35% 7/1/2010                            AAA         1,285M      1,471,325

                               Puerto Rico Commonwealth 7 5/8% 7/1/2010                           AAA           200M        217,500

                               Puerto Rico Commonwealth 6.45% 7/1/2017                            AAA         2,300M      2,645,000

                               Puerto Rico Commonwealth 6 1/2% 7/1/2023                           AAA         1,250M      1,440,625

Statements of Net Assets
HAWAII SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               Puerto Rico Commonwealth 6% 7/1/2026                               AAA        $1,000M   $  1,161,250


                               Puerto Rico Commonwealth Hwy Ser Q 7 3/4% 7/1/2010                 AAA           525M        572,250

                               Puerto Rico Elec Pwr Auth RIBS FSA+ 7.898% 7/1/2023++              AAA         1,500M      1,770,000

                               Total                                                                                     10,620,200
-----------------------------------------------------------------------------------------------------------------------============
General Obligation
State 18.36%                   Hawaii St Ser C-A 8% 1/1/2013                                      AAA         2,000M      2,722,500

                               Hawaii St FGIC+ 5% 10/1/2016                                       AAA           900M        915,750

                               Hawaii St Ser B-Z 6% 10/1/2010                                      AA           500M        575,625

                               Hawaii St Ser B-Z 6% 10/1/2012                                      AA           500M        577,500

                               Hawaii St Ser C-R MBIA+ 4 3/4% 4/1/2018                            AAA         2,000M      1,982,500

                               Puerto Rico Commonwealth RIBS FSA+ 7.832% 7/1/2020++               AAA         3,000M      3,405,000

                               Puerto Rico Commonwealth 4 1/2% 7/1/2023                             A         2,500M      2,346,875

                               Puerto Rico Commonwealth 5% 7/1/2026                                 A         1,845M      1,840,388

                               Puerto Rico Commonwealth Ser A MBIA+ 5% 7/1/2027                     A           500M        500,625

                               Total                                                                                     14,866,763
-----------------------------------------------------------------------------------------------------------------------============
General Obligation
Local 9.33%                    Hawaii Co HI Ser A FGIC+ 5.60% 5/1/2013                            AAA         1,780M      1,982,475

                               Honolulu HI City & Co FGIC+ 6% 12/1/2015                           AAA         1,000M      1,160,000

                               Honolulu HI City & Co Ser 95 MBIA+ 5% 11/1/2015                    AAA         1,500M      1,524,375

                               Honolulu HI City & Co Ser A FGIC+ 5 1/2% 9/1/2016                  AAA         1,000M      1,063,750

                               Honolulu HI City & Co Ser B FGIC+ 5% 11/1/2016                     AAA           500M        508,750

                               Kauai Co HI Ser B MBIA+ 5 1/4% 8/1/2017                            AAA           195M        202,069

                               Maui Co HI Ser A MBIA+ 5 3/4% 6/1/2016                             AAA         1,035M      1,112,625

                               Total                                                                                      7,554,044
-----------------------------------------------------------------------------------------------------------------------============
Education 2.05%                Puerto Rico Indl Tourist Edl Med & Environmental Inter AM
                               Univ Ser A MBIA+ 5% 10/1/2022                                      AAA         1,350M      1,370,250

                               University of HI Ser G AMBAC+ 5.45% 10/1/2006                      AAA           275M        292,875

                               Total                                                                                      1,663,125
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 13.75%     Hawaii St Dept Bdg & Fin/Spcl Purp Rev Kapi'olani Hlth Care
                               6.20% 7/1/2016                                                       A         1,000M      1,097,500

                               Hawaii St Dept Bdg & Fin/Spcl Purp Rev Kapi'olani Hlth Care
                               6 1/4% 7/1/2021                                                      A         2,000M      2,200,000

                               Hawaii St Dept Bdg & Fin/Wilcox Mem Hosp 5 1/4% 7/1/2013           BBB         1,200M      1,219,500

                               Hawaii St Dept Bdg & Fin/Queens Hlth Sys Ser B MBIA+ 5% 7/1/2028   AAA         2,250M      2,272,500

                               Hawaii St Dept Bdg & Fin/Wilcox Mem Hosp 5 1/2% 7/1/2028           BBB         1,350M      1,382,063

                               Hawaii St Dept Bdg & Fin/St Francis Med Ctrs FSA+ 6 1/2% 7/1/2022  AAA         1,200M      1,318,500

                               Puerto Rico Ind Med & Environmental/St Luke Hosp 6 1/4% 6/1/2010     A         1,390M      1,473,400

                               Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Fac Gr A
                               MBIA+ 6 1/4% 7/1/2024                                              AAA           150M        167,062

                               Total                                                                                     11,130,525
-----------------------------------------------------------------------------------------------------------------------============
Housing 4.55%                  Hawaii St Hsg Fin & Dev Corp/Univ of HI Facs Hsg Proj
                               AMBAC+ 5.70% 10/1/2025                                             AAA           500M        530,625

                               Hawaii St Hsg Fin & Dev Corp 5.30% 7/1/2028                         Aa         1,000M      1,013,750

                               Hawaii St Hsg Fin & Dev Corp Ser A FNMA+ AMT+++ 7.10% 7/1/2024      Aa           960M      1,029,600

                               Hawaii St Hsg Fin & Dev Corp/Univ of HI Faculty Hsg Prjt
                               AMBAC+ 5.65% 10/1/2016                                             AAA         1,000M      1,062,500

                               Puerto Rico Hsg Fin Corp Mtg Rev Ser B GNMA+ 7.65% 10/15/2022      AAA            45M         47,531

                               Total                                                                                      3,684,006
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue
Bonds 4.31%                    Puerto Rico Ind Med & Environmental/Baxter Travenol Labs Ser A
                               8% 9/1/2012                                                          A         1,000M      1,032,990

                               Puerto Rico Ind Med & Environmental/Warner Lambert 7.60% 5/1/2014   Aa         1,500M      1,577,895

                               Puerto Rico Tel Auth Rev RIBS MBIA+ 7.168% 1/16/2015++             AAA           800M        882,000

                               Total                                                                                      3,492,885
-----------------------------------------------------------------------------------------------------------------------============
Power 20.81%                   Hawaii St Dept Bdg & Fin/Citizens Utilities RIBS AMT+++
                               7.066% 12/15/2023++                                                AAA         5,000M      5,337,500

                               Hawaii St Dept Bdg & Fin/HI Elec Ser A MBIA+ AMT+++
                               6.60% 1/1/2025                                                     AAA         2,795M      3,137,388

                                                                              19
Statements of Net Assets

HAWAII SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount           Value
====================================================================================================================================
                               Hawaii St Dept Bdg & Fin/HI Elec Ser C MBIA+ AMT+++ 7 3/8%
                               12/1/2020                                                          AAA        $2,500M    $  2,718,750

                               Hawaii St Dept Bdg & Fin/HI Elec Ser A MBIA+ 4.95%
                               4/1/2012                                                           AAA         1,000M       1,035,000

                               Puerto Rico Elec Pwr Auth Ser DD 5% 7/1/2028                       BBB         1,000M         995,000

                               Puerto Rico Elec Pwr Auth Ser EE 4 3/4% 7/1/2024                   BBB         2,500M       2,434,375

                               Puerto Rico Elec Pwr Auth Ser N 7 1/8% 7/1/2014                    BBB           365M         380,840

                               Puerto Rico Elec Pwr Auth Ser U 6% 7/1/2014                          A           750M         814,687

                               Total                                                                                      16,853,540
------------------------------------------------------------------------------------------------------------------------============
Transportation 11.19%          Hawaii St Arpt Sys Rev Ser M MBIA+ AMT+++ 7% 7/1/2018              AAA         2,000M       2,192,500

                               Hawaii St Arpt Sys Rev 2nd Ser FGIC+ AMT+++ 7 1/2%
                               7/1/2020                                                           AAA           445M         480,044

                               Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 6 1/4% 7/1/2015             AAA           500M         552,500

                               Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 6 3/8% 7/1/2024             AAA           500M         555,625

                               Puerto Rico Commonwealth Hwy Ser V 6 5/8% 7/1/2012                   A           500M         550,000

                               Puerto Rico Commonwealth Hwy Ser A 5% 7/1/2038                       A         4,750M       4,726,250

                               Total                                                                                       9,056,919
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 1.34%          Honolulu HI City & Co Bd Wtr Supply Wtr Sys Rev 5.80%
                               7/1/2021                                                            AA         1,000M       1,081,250
                               -----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 98.81% (Cost $74,394,785)                                            80,003,257
====================================================================================================================================
Other Assets, Less Liabilities 1.19%
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                     967,172
====================================================================================================================================
Net Assets 100.00%                                                                                                       $80,970,429
====================================================================================================================================
                               Net asset value ($80,970,429 / 15,417,224 shares
                               outstanding)                                                                                    $5.25

                               Maximum offering price                                                                          $5.51

            Ratings have not been audited by Deloitte & Touche LLP.
      + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
      ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1998. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative Minimum Tax.
            See Notes to Financial Statements.

Statements of Net Assets

WASHINGTON SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount           Value
====================================================================================================================================
Prerefunded 28.48%             Douglas Co WA Pub Util Dist No 1 Wells Hydroelec Ser A
                               8 3/4% 9/1/2018                                                    AAA        $  150M    $    203,813

                               Lewis Co WA Pub Util Dist No 1 Cowlitz Falls Hydroelec 7%
                               10/1/2022                                                          AAA           500M         554,375

                               Mason Co WA Pub Util Dist No 3 6.35% 1/1/2013                      AAA         1,040M       1,138,800

                               Mount Vernon WA AMBAC+ 6.85% 12/1/2014                             AAA         1,285M       1,493,813

                               Pike Place Mkt Preservation Ser A 6.60% 12/1/2021                  AAA         2,000M       2,165,000

                               Port Seattle WA Rev Ser B AMT+++ 7.60% 12/1/2009                    AA           225M         247,219

                               Puerto Rico Elec Pwr Auth RIBS FSA+ 7.898% 7/1/2023++              AAA         3,500M       4,130,000

                               Renton WA Wtr & Sewer Rev 6.55% 11/1/2013                          AAA         1,000M       1,142,500

                               Seattle WA Muni Metro Ser T 6 7/8% 1/1/2014                        AAA           500M         529,375

                               Tacoma WA Elec Sys Rev FGIC+ 7 3/8% 1/1/2009                       AAA           500M         522,500

                               Tacoma WA Elec Sys Rev Ser C RIBS AMBAC+ 8.942% 1/2/2015++         AAA         4,500M       5,225,625

                               Washington St Pub Pwr Supply Ser C 8% 7/1/2017                     AAA           475M         517,750

                               Total                                                                                      17,870,770
------------------------------------------------------------------------------------------------------------------------============
General Obligation State 8.00% Washington St Ser A 5 3/4% 9/1/2019                                 AA         1,150M       1,229,062

                               Washington St Ser B 5 3/4% 5/1/2016                                 AA         3,550M       3,794,063

                               Total                                                                                       5,023,125
                               -----------------------------------------------------------------------------------------============

Statements of Net Assets

WASHINGTON SERIES September 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount           Value
====================================================================================================================================
General Obligation Local .67%  King Co WA Ser B 4 1/2% 1/1/2024                                    AA        $  320M      $  298,800

                               Whatcom Co WA 5 3/4% 12/1/2012                                       A           115M         122,475

                               Total                                                                                         421,275
------------------------------------------------------------------------------------------------------------------------============
Education 3.25%                Washington St Higher Ed Facs Auth Rev CNLA+ 7% 10/1/2015           AAA           250M         285,000

                               Washington St University Rec Ctr AMBAC+ 5% 4/1/2028                AAA         1,750M       1,752,188

                               Total                                                                                       2,037,188
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 2.52%      Washington St Health Care Facs Auth 5% 8/15/2021                    AA         1,575M       1,578,937
------------------------------------------------------------------------------------------------------------------------============
Housing 8.54%                  Bellingham WA Hsg Auth MBIA+ 5.20% 11/1/2027                       Aaa           850M         861,687

                               Skagit Co WA Hsg Auth Low Income Hsg Assistance Coll
                               GNMA+ 7% 6/20/2035                                                 AAA           750M         838,125

                               Snohomish Co WA Hsg Auth Rev AMT+++ 6.40% 5/1/2027                   A           500M         541,250

                               Washington St Hsg Fin Comm Sing Fam Ser 2A
                               GNMA+ AMT+++ 6.30% 12/1/2027                                       Aaa           940M       1,012,850

                               Washington St Hsg Fin Comm Sing Fam Mtge Rev Ser A
                               GNMA+ AMT+++ 6.65% 7/1/2016                                        AAA           535M         555,062

                               Washington St Hsg Fin Comm Sing Fam Mtge Rev Ser A
                               GNMA+ AMT+++ 7.05% 7/1/2022                                        AAA         1,420M       1,549,575

                               Total                                                                                       5,358,549
------------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 5.78% Michigan St Strategic Fd Ltd MBIA+ AMT+++ 5.55% 9/1/2029*          AAA         3,000M       3,078,750

                               Puerto Rico Tel Auth Rev RIBS MBIA+ 7.168% 1/16/2015++             AAA           500M         551,250

                               Total                                                                                       3,630,000
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 5.20%            Bellevue WA Convention Ctr Auth Spl Oblig Rev MBIA+ Zero
                               Coupon 2/1/2024                                                    AAA         1,400M         400,750

                               CDP-King Co III WA Lease Rev MBIA+ 5 1/4% 6/1/2026                 AAA           500M         515,000

                               Spokane WA Downtown Fndtn Pkg 5.60% 8/1/2019                        AA         2,000M       2,080,000

                               Spokane WA Pub Facs Dist AMBAC+ 6 1/2% 1/1/2018                    AAA           250M         269,687

                               Total                                                                                       3,265,437
------------------------------------------------------------------------------------------------------------------------============
Power 26.59%                   Chelan Co WA Pub Util Dist No 1 Columbia Riv Rock MBIA+
                               Zero Coupon 6/1/2024                                               AAA         1,860M         525,450

                               Chelan Co WA Pub Util Dist No 1 Columbia Riv Rock MBIA+
                               Zero Coupon 6/1/2028                                               AAA        14,985M       3,484,013

                               Chelan Co WA Pub Util Dist Ser A MBIA+ AMT+++ 6.40%
                               7/1/2017                                                           AAA         1,000M       1,141,250

                               Chelan Co WA Pub Util Dist Ser D MBIA+ AMT+++ 6.35%
                               7/1/2028                                                           AAA          2,425M      2,749,344

                               Douglas Co WA Pub Util Dist No 1 Wells Hydroelec Ser B
                               AMBAC+ 8 3/4% 9/1/2006                                             AAA         5,020M       6,005,175

                               Douglas Co WA Pub Util Dist No 1 Wells Hydroelec Ser A
                               8 3/4% 9/1/2018                                                      A           350M         455,437

                               Lewis Co WA Pub Util Dist No 1 Cowlitz Falls Hydroelec
                               5 1/2% 10/1/2022                                                    AA           755M         782,369

                               Washington St Pub Pwr Supply RIBS 6.572% 7/1/2017++                 AA         1,500M       1,543,125

                               Total                                                                                      16,686,163
------------------------------------------------------------------------------------------------------------------------============
Transportation 6.05%           Port Kalama WA Rev Ser B AMT+++ 5 5/8% 12/1/2015                   Baa           400M         420,000

                               Port Seattle WA Rev Ser B AMT+++ 6.70% 11/1/2010                    AA            20M          22,350

                               Port Seattle WA Rev Ser B AMT+++ 6.70% 11/1/2010                    AA           230M         254,725

                               Port Seattle WA Rev Ser B AMT+++ 7.60% 12/1/2009                    AA           525M         576,844

                               Port Tacoma WA Rev AMBAC+ AMT+++ 5.30% 12/1/2017                   AAA           750M         778,125

                               Puerto Rico Commonwealth Auth Hwy Rev Ser Y 5 1/2%
                               7/1/2036                                                             A         1,600M       1,746,000

                               Total                                                                                       3,798,044
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 9.38%          Pasco WA Wtr & Sewer Rev MBIA+ 6.40% 6/1/2014                      AAA           865M         970,962

                               Richland WA Wtr & Sewer Rev MBIA+ 6 1/4% 4/1/2012                  AAA           250M         267,500

                               Seattle WA Drain & Wtr 5 3/4% 12/1/2022                             AA         1,500M       1,575,000

                               Seattle WA Drain & Wtr 5% 11/1/2027                                 Aa         2,000M       2,007,500

Statements of Net Assets

WASHINGTON SERIES September 30, 1998

                                                                                         Rating: S&P      Principal
                               Investments                                                or Moody's         Amount           Value
===================================================================================================================================
                               Seattle WA Wtr Sys Rev 5 1/4% 12/1/2023                            AA        $1,040M    $  1,063,400

                               Total                                                                                      5,884,362
                               ----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 104.46% (Cost $60,706,919)                                          65,553,850
===================================================================================================================================
Other Assets, Less Liabilities (4.46)%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                 (2,800,111)
===================================================================================================================================
Net Assets 100.00%                                                                                                     $ 62,753,739
===================================================================================================================================
                               Net asset value ($62,753,739 / 11,658,046 shares
                               outstanding)                                                                                   $5.38

                               Maximum offering price                                                                         $5.65

            Ratings have not been audited by Deloitte & Touche LLP.
      *     When-issued security.
      + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
      ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1998. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative Minimum Tax.
            See Notes to Financial Statements.

Statements of Net Assets

MINNESOTA SERIES September 30, 1998

                                                                                         Rating: S&P      Principal
                               Investments                                                or Moody's         Amount           Value
===================================================================================================================================
Prerefunded 26.54%             Brainerd MN Health Care Facs Rev/Benedictine Hlth/St
                               Joseph Prjt 8 3/8% 2/15/2020                                      AAA        $  775M    $    838,938

                               Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                               Rev Ser B 8% 8/15/2014                                            AAA           650M         713,375

                               Minneapolis MN Hosp Rev MN Childrens Med Ctr Prjt C 7.30%
                               12/1/2006                                                         AAA           200M         222,000

                               Minneapolis MN Hosp Rev MN Childrens Med Ctr Prjt C 7%
                               12/1/2020                                                         AAA           200M         220,500

                               Minnesota Pub Facs Auth Wtr Poll Ctrl Rev Ser A 6 1/4%
                               3/1/2016                                                          AAA           100M         113,250

                               Minnesota St Hsg Fin Agy Sing Fam Mtge 6.80% 8/1/2002             AAA         1,000M       1,056,250

                               Puerto Rico Commonwealth 6.45% 7/1/2017                           AAA           275M         316,250

                               St Louis Park MN Health Care Facs Rev 9 1/4% 1/1/2020             AAA           100M         108,750

                               Western MN Mun Pwr Agy 1977 Ser A 6 3/8% 1/1/2016                 AAA           205M         232,931

                               Total                                                                                      3,822,244
-----------------------------------------------------------------------------------------------------------------------============
General Obligation State 1.32% Puerto Rico Commonwealth Zero Coupon 7/1/2018                       A           500M         190,625
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local       Champlin MN MBIA+ 5.60% 2/1/2021                                  Aaa           250M         262,812
11.75%

                               Minneapolis MN 5 1/8% 10/1/2020                                   Aaa           500M         511,250

                               Minneapolis MN Spcl Sch Dist FGIC+ 5 3/8% 2/1/2014                AAA           250M         259,688

                               North St Paul Maplewood MN Indpt Sch Dist 5 1/8% 2/1/2020          AA           400M         406,500

                               St Michael MN Isd 885-MN 5% 2/1/2025                               Aa           250M         251,250

                               Total                                                                                      1,691,500
-----------------------------------------------------------------------------------------------------------------------============
Education 7.47%                Minnesota St Higher Ed Facs Auth Rev/Macalister College
                               5.55% 3/1/2017                                                     Aa           260M         272,675

                               Minnesota St Higher Ed Facs Auth Rev/Univ of St. Thomas
                               5.35% 4/1/2017                                                      A           250M         257,188

                               Minnesota St Higher Ed Facs Auth Rev/Univ St. Thomas Ser
                               4-A1 5 5/8% 10/1/2016                                               A           250M         262,188

                               University of MN Ser A 5 3/4% 7/1/2018                             AA           250M         283,125

                               Total                                                                                      1,075,176
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 25.96%     Hastings MN Health Care Facs Rev 5.30% 9/15/2028                    A           250M         252,500

                               Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                               Rev MBIA+ 6 3/4% 8/15/2014                                        AAA           245M         262,150

                               Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                               Rev Childrens Hlth Ser A FSA+ 5.70% 8/15/2016                     AAA           150M         162,187

Statements of Net Assets

MINNESOTA SERIES September 30, 1998

                                                                                         Rating: S&P       Principal
                               Investments                                                or Moody's          Amount          Value
===================================================================================================================================
                               Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                               6.90% 10/15/2022                                                    A        $  300M    $    330,000

                               Minnesota Agric & Economic Dev Brd Rev Ser A MBIA+ 5 1/2%
                               11/15/2017                                                        Aaa           220M         237,325

                               Rochester MN Health Care Facs Rev Ser A 5 1/2% 11/15/2027          AA           500M         528,125

                               Rochester MN Health Care Facs Rev Ser B 5 1/2% 11/15/2027          AA           500M         528,125

                               Rochester MN Health Care Ser H RIBS 8.118% 11/15/2015++            AA         1,000M       1,181,250

                               St Paul MN Hsg & Redev Auth Hosp Rev Ser A 5.70%
                               11/1/2015                                                         BBB           250M         256,250

                               Total                                                                                      3,737,912
-----------------------------------------------------------------------------------------------------------------------============
Housing 15.69%                 Fairbault Hsg & Redev Auth Ser A 5 1/4% 2/1/2028                    A           500M         502,500

                               Minnesota St 5 1/4% 8/1/2014                                       AA           265M         275,600

                               Minnesota St Hsg Fin Agy Sing Fam Mtge Ser D AMT+++ 5.85%
                               7/1/2019                                                           AA           210M         220,500

                               Minnesota St Hsg Fin Agy Sing Fam Mtge Ser B-1 RMK AMT+++
                               6 3/4% 1/1/2026                                                    AA            95M         101,650

                               Minnesota St Hsg Fin Agy Sing Fam Mtge Ser D AMT+++ 6.40%
                               7/1/2015                                                           AA           250M         268,750

                               Minnesota St Hsg Fin Agy Sing Fam Mtge Ser E RMK 5.90%
                               7/1/2025                                                           AA           250M         265,312

                               Minnesota St Hsg Fin Agy Sing Fam Mtge Ser G AMT+++
                               6 1/4% 7/1/2026                                                    AA           240M         256,500

                               Minnesota St Hsg Fin Agy Sing Fam Mtge Ser B AMT+++ 5.65%
                               7/1/2022                                                           AA           250M         259,375

                               St Louis Park MN Multi-Fam Hsg FHA+ 6.15% 12/1/2016                AA           100M         108,500

                               Total                                                                                      2,258,687
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 4.85%            St Cloud MN Ctfs Partn 5.90% 12/1/2017                            BBB           200M         208,250

                               St Paul MN 4 3/4% 2/1/2019                                         AA           250M         246,562

                               St Paul MN 4 3/4% 2/1/2025                                         AA           250M         244,063

                               Total                                                                                        698,875
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue      Minnesota Pub Facs Auth Wtr Poll Ctrl Rev Ser A 4 3/4% 3/1/2017   AAA           300M         300,750
2.09%
-----------------------------------------------------------------------------------------------------------------------============
Transportation 1.76%           Minneapolis St Paul MN Airports Ser A AMBAC+ 5% 1/1/2022          AAA           250M         253,125
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 1.15%          Marshall MN Elec & Wtr Util FSA+ 6.45% 7/1/2011                   AAA           150M         165,375
                               ----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 98.58% (Cost $13,644,316)                                           14,194,269
===================================================================================================================================
Other Assets, Less Liabilities 1.42%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                    204,945
===================================================================================================================================
Net Assets 100.00%                                                                                                      $14,399,214
===================================================================================================================================
                               Net asset value ($14,399,214 / 2,778,323 shares outstanding)                                   $5.18

                               Maximum offering price                                                                         $5.44

            Ratings have not been audited by Deloitte & Touche LLP.
      + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
      ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1998. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative Minimum Tax.
            See Notes to Financial Statements.

Statements of Net Assets

CALIFORNIA SERIES September 30, 1998

                                                                                         Rating: S&P       Principal
                               Investments                                                or Moody's          Amount          Value
===================================================================================================================================
Prerefunded 25.12%             California Ed Fac Auth Rev/Loyola Marymount Univ Ser B
                               6.60% 10/1/2022                                                   AAA        $1,900M    $  2,139,875

                               California Health Fac Fing Auth Rev/Cedarknoll CA MTG+
                               7 1/2% 8/1/2020                                                   AAA         1,000M       1,088,750

                               California Health Fac Fing Auth Rev/San Diego Hosp Assn
                               Ser A MBIA+ 6.95% 10/1/2021                                       AAA         2,750M       3,059,375

                               California St Dept Wtr Res Cen Valley/Prjt Rev Wtr Sys
                               Ser P 6.10% 12/1/2029                                             AAA         5,000M       5,768,750

                               Capistrano CA Unified Sch Dist Comm Fac Dist Spl Tax
                               8 3/8% 10/1/2020                                                  AAA         2,500M       2,781,250

                               East Bay CA Muni Util Dist Wtr Sys Rev AMBAC+ 6 1/2%
                               6/1/2017                                                          AAA         9,935M      11,512,181

                               East Bay CA Muni Util Dist Wtr Sys Rev MBIA+ 7 1/2%
                               6/1/2018                                                          AAA         1,750M       1,894,375

                               Metropolitan Wtr Dist So CA RIBS 7.864% 8/5/2022++                AAA         7,300M       8,741,750

                               Northern CA Transmission Rev Prjt Ser A MBIA+ 7% 5/1/2024         AAA         1,750M       1,870,313

                               Puerto Rico Commonwealth 6% 7/1/2026                              AAA         1,000M       1,161,250

                               Puerto Rico Commonwealth Hwy Auth Rev Ser Q 8% 7/1/2018           AAA         3,500M       3,828,125

                               San Francisco CA Bay Area Rapid Trans Dist Sales Tax Rev
                               FGIC+ 6.60% 7/1/2012                                              AAA         1,540M       1,688,225

                               San Francisco CA City & Co Pub Util Wtr Rev Ser A 6 1/2%
                               11/1/2017                                                         AAA         7,000M       7,717,500

                               Santa Clara CA Ctfs 7.80% 11/1/2013                               AAA         1,295M       1,382,568

                               Santa Clara CA Elec Rev Ser A MBIA+ 6 1/4% 7/1/2019               AAA         3,890M       4,230,375

                               Vallejo CA Rev Wtr Prjt Imp Ser B FGIC+ 6 1/2% 11/1/2014          AAA         6,565M       7,566,163

                               Total                                                                                     66,430,825
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 2.92% Chaffey CA Uni Sch Dist Ser A FGIC+ 5 1/2% 8/1/2023               AAA         2,900M       3,117,500

                               Fresno CA Uni Sch Dist Ser C FSA+ 5 3/8% 8/1/2021                 AAA         2,000M       2,080,000

                               Pasadena CA Usd Ser A FGIC+ 5% 5/1/2023                           AAA         2,500M       2,509,375

                               Total                                                                                      7,706,875
-----------------------------------------------------------------------------------------------------------------------============
Education 11.99%               California Ed Fac Auth Rev 5 1/8% 1/1/2031                        AAA         1,000M       1,017,500

                               California Ed Fac Auth Rev/Pooled College Proj 6.30%
                               4/1/2021                                                          Baa         1,000M       1,125,000

                               California Ed Fac Auth Rev/Univ of San Francisco MBIA+ 6%
                               10/1/2016                                                         AAA         1,500M       1,696,875

                               California Ed Fac Auth Rev/Univ of San Francisco MBIA+ 6%
                               10/1/2026                                                         AAA        10,500M      11,799,375

                               California St Univ Rev FGIC+ 5.90% 11/1/2021                      AAA         7,700M       8,498,875

                               University CA Rev AMBAC+ 6% 7/1/2026                              AAA         6,825M       7,575,750

                               Total                                                                                     31,713,375
-----------------------------------------------------------------------------------------------------------------------============
Finance 2.85%                  Culver City Redv Ref -CA AMBAC+ 4.60% 11/1/2020                   AAA         3,500M       3,368,750

                               Riverside Co CA Asset Leasing Corp Lease Hold Rev MBIA+
                               Zero Coupon 6/1/2023                                              AAA        14,410M       4,172,992

                               Total                                                                                      7,541,742
-----------------------------------------------------------------------------------------------------------------------============
Housing 5.63%                  California Hsg Fin Agy AMT+++ 5 1/2% 8/1/2039                     AAA           250M         256,250

                               California Hsg Fin Agy Ser A 7 3/8% 8/1/2017                       Aa         7,085M       7,430,394

                               California Hsg Fin Agy Ser L MBIA+ AMT+++ 6.40% 8/1/2027          AAA         6,625M       7,196,406

                               San Diego CA Sing Fam Mtge Rev 9.20% 7/15/2016                     Aa             5M           5,462

                               Total                                                                                     14,888,512
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 4.94%            Beverly Hills Fing Auth Lease Rev Ser A 5 1/4% 6/1/2028            AA         5,000M       5,168,750

                               California St Pub Wks Bd Lease Rev 5 1/4% 10/1/2017                 A         1,000M       1,033,750

                               California St Pub Wks Bd Lease Rev PJ-B AMBAC+ 55/8%
                               3/1/2019                                                          AAA         3,000M       3,228,750

                               Concord CA Redev Agy 3rd Ser MBIA+ 8% 7/1/2018                    AAA            35M          36,066

                               Orange Co CA Recovery Ctsf Partner Ser A MBIA+ 6%
                               7/1/2026                                                          AAA         3,205M       3,581,587

                               Total                                                                                     13,048,903
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue      California Poll Ctrl Rev/So CA Edison AMBAC+ AMT+++ 6.40%
6.03%                          12/1/2024                                                         AAA        10,000M      11,050,000

                               East Bay CA Muni Util Dist Wtr Sys Rev MBIA+ 4 3/4%
                               6/1/2034                                                          AAA         5,000M       4,887,500

                               Total                                                                                     15,937,500
                               ----------------------------------------------------------------------------------------============

Statements of Net Assets

CALIFORNIA SERIES September 30, 1998

                                                                                         Rating: S&P       Principal
                               Investments                                                or Moody's          Amount          Value
===================================================================================================================================
Power 14.43%                   Los Angeles CA Dept Wtr & Pwr Elec Plt Rev FGIC+ 5.40%
                               11/15/2031                                                        AAA        $1,000M    $  1,032,500

                               Los Angeles CA Wastewater Sys 4 3/4% 10/15/2020                    Aa         1,000M         976,250

                               Northern CA Transmission Rev MBIA+ 6 1/2% 5/1/2016                AAA         4,250M       4,680,313

                               Northern CA Transmission Rev RIBS MBIA+ 6.782%
                               4/29/2024++                                                       AAA         8,500M       9,275,625

                               Palo Alto CA Util Rev Ser A 6 1/4% 6/1/2020                        AA         2,860M       3,196,050

                               Pasadena CA Elec Ref 4 3/4% 8/1/2024                              AAA        10,000M       9,812,500

                               Sacramento CA Cogen Ref MBIA+ 5% 7/1/2018                         AAA         2,000M       2,017,500

                               Sacramento CA Muni Util Dist Elec Rev RIBS FGIC+ 9.071%
                               8/15/2018++                                                       AAA         6,000M       7,170,000

                               Total                                                                                     38,160,738
-----------------------------------------------------------------------------------------------------------------------============
Solid Waste 1.11%              California Poll Ctl Fin Auth Solid Waste Rev/Browning
                               Ferris AMT+++ 6 3/4% 9/1/2019                                       A         2,600M       2,925,000
-----------------------------------------------------------------------------------------------------------------------============
Transportation 12.10%          Los Angeles CA Dept Arpt Rev Ontario Intl Arpt Ser A
                               FGIC+ AMT+++ 6% 5/15/2026                                         AAA         2,750M       3,038,750

                               Los Angeles CA Hbr Rev Ser B MBIA+ AMT+++ 5 3/8%
                               11/1/2019                                                         AAA         5,000M       5,181,250

                               Los Angeles CA Hbr Rev Ser B AMT+++ 6 5/8% 8/1/2025                AA         1,000M       1,100,000

                               Puerto Rico Commonwealth Hwy & Trans Auth 5% 7/1/2028               A         1,750M       1,741,250

                               Puerto Rico Commonwealth Hwy & Trans Auth 5% 7/1/2038               A         3,500M       3,482,500

                               San Francisco CA City & Co Arpt Comm Intl Arpt Rev 2nd
                               Ser Issue BB FGIC+ 6.10% 5/1/2025                                 AAA         2,000M       2,197,500

                               San Francisco CA City & Co Arpt Comm Intl Arpt Rev Ser I
                               Issue 6 AMBAC+ AMT+++ 6 1/2% 5/1/2018                             AAA         4,500M       5,090,625

                               San Francisco CA City & Co Arpt Comm Intl Arpt Rev 2nd
                               Ser Issue 2 MBIA+ 6 3/4% 5/1/2020                                 AAA         5,000M       5,662,500

                               San Joaquin Hills CA Trans Comdor Ser A MBIA+ Zero Coupon
                               1/15/2026                                                         AAA         5,000M       1,293,750

                               San Joaquin Hills CA Trans Comdor Ser A MBIA+ Zero Coupon
                               1/15/2036                                                         AAA         3,750M         590,625

                               San Joaquin Hills CA Trans Comdor Ser A MBIA+ Zero Coupon
                               1/15/2032                                                         AAA        13,690M       2,618,212

                               Total                                                                                     31,996,962
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 13.12%         Big Bear Lake CA Wtr Rev Ref MBIA+ 6% 4/1/2022                    AAA         1,500M       1,764,375

                               California St Dept Wtr Res Ser O 5% 12/1/2022                      AA         2,240M       2,245,600

                               East Bay CA Muni Util Dist Wastewtr Treatment Sys Rev
                               RIBS AMBAC+ 6.82% 6/1/2020++                                      AAA         1,750M       1,944,688

                               Los Angeles CA Wastewtr Rev Ser C 7.10% 6/1/2018                    A         5,980M       6,232,834

                               Metropolitan CA Wtr Dist So Ser A 4 3/4% 7/1/2022                  AA         5,250M       5,151,562

                               Napa San Wstwtr PJ-A CA FGIC+ 5% 8/1/2023                         AAA         1,660M       1,666,225

                               Napa San Wstwtr PJ-A CA FGIC+ 5% 8/1/2024                         AAA         1,745M       1,751,544

                               Napa San Wstwtr PJ-A CA FGIC+ 5% 8/1/2028                         AAA         1,620M       1,626,075

                               Salinas CA San Swr Sys Rev FGIC+ 5% 8/1/2028                      AAA         3,490M       3,503,087

                               San Francisco CA City & Co Pub Utils Ser A 5% 11/1/2026            Aa         3,250M       3,258,125

                               Vallejo CA Rev Ref Wtr Imp Prjt Ser A FSA+ 5 7/8% 5/1/2026        AAA         5,000M       5,537,500

                               Total                                                                                     34,681,615
                               ----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 100.24% (Cost $243,524,811)                                        265,032,047
===================================================================================================================================
Other Assets, Less Liabilities (.24)%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                   (627,530)
===================================================================================================================================
Net Assets 100.00%                                                                                                     $264,404,517
===================================================================================================================================
                               Class A Shares-Net asset value ($250,426,512 / 22,521,675 shares outstanding)                 $11.12

                               Class A Shares-Maximum offering price                                                         $11.67

                               Class C Shares-Net asset value ($13,978,005 / 1,257,043 shares outstanding)                   $11.12

            Ratings have not been audited by Deloitte & Touche LLP.
      + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
      ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1998. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative Minimum Tax.
            See Notes to Financial Statements.

Statements of Operations

                                                                                                             Year Ended 9/30/98
                                                      -------------------------------------------------------------------------
                                                            National       New York          Texas     New Jersey   Connecticut
Investment Income                                             Series         Series         Series         Series        Series
===============================================================================================================================
Income
Interest                                              $   39,268,436  $  17,363,862  $   5,219,455  $  10,505,807  $  6,909,805
-------------------------------------------------------------------------------------------------------------------------------
Expenses

Management fee                                             3,240,212      1,472,880        453,092        919,485       599,546

12b-1 distribution plan                                    2,065,125        789,464        260,855        464,497       249,641

Shareholder servicing                                        399,510        157,955         58,875        111,000        52,055

Registration                                                  53,000          4,308          2,400          2,999         1,500

Reports to shareholders                                       91,721         42,620         12,936         26,330        16,924

Professional                                                  74,935         40,430         20,733         39,762        21,876

Directors' fees                                               18,194         10,880          2,815          5,492         4,064

Other                                                         86,837         21,244          9,440         10,751        21,500

Total expenses                                             6,029,534      2,539,781        821,146      1,580,316       967,106
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     33,238,902     14,824,081      4,398,309      8,925,491     5,942,699
-------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
===============================================================================================================================
Realized gain from investment transactions

Proceeds from sales                                    2,092,247,241    214,274,915    156,335,344    225,621,534    78,802,207

Cost of investments sold                               2,075,404,698    211,443,294    155,362,724    222,272,458    78,299,142

Net realized gain                                         16,842,543      2,831,621        972,620      3,349,076       503,065
-------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments                     9,010,370      7,560,811      2,583,620      4,328,361     3,153,894
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments           25,852,913     10,392,432      3,556,240      7,677,437     3,656,959
-------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations  $   59,091,815  $  25,216,513  $   7,954,549  $  16,602,928  $  9,599,658
===============================================================================================================================

                                                                                                             Year Ended 9/30/98
-------------------------------------------------------------------------------------------------------------------------------
                                                            Missouri         Hawaii     Washington      Minnesota    California
Investment Income                                             Series         Series         Series         Series        Series
-------------------------------------------------------------------------------------------------------------------------------
Income
Interest                                               $   8,085,715   $  4,552,559  $   3,743,741    $   701,966  $ 15,589,964
-------------------------------------------------------------------------------------------------------------------------------
Expenses

Management fee                                               705,908        399,689        321,260         64,326     1,336,847

Management fee waived                                        (17,497)       (13,205)        (2,740)       (64,326)           --

12b-1 distribution plan                                      436,037        246,740             --             --       847,568

Shareholder servicing                                        110,522         47,616         54,845         12,862       120,199

Registration                                                   3,600            902          1,500          1,835         3,600

Reports to shareholders                                       19,841         11,556          9,442          1,491        38,858

Professional                                                  23,624         17,450         17,728         10,405        37,329

Directors' fees                                                4,558          3,341          2,323            351         8,977

Organization                                                      --             --             --          1,363            --

Other                                                         15,511         19,156         11,190          5,908        20,468

Total expenses                                             1,302,104        733,245        415,548         34,215     2,413,846
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      6,783,611      3,819,314      3,328,193        667,751    13,176,118
-------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
===============================================================================================================================
Realized gain from investment transactions

Proceeds from sales                                      104,848,850     42,918,873    109,585,311      5,067,325   537,788,013

Cost of investments sold                                 103,454,035     42,387,453    107,553,325      5,017,105   535,361,882

Net realized gain                                          1,394,815        531,420      2,031,986         50,220     2,426,131
-------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments                     2,519,866      2,286,184        497,515        286,094     6,911,727
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments            3,914,681      2,817,604      2,529,501        336,314     9,337,858
-------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations   $  10,698,292   $  6,636,918  $   5,857,694    $ 1,004,065  $ 22,513,976
===============================================================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                           Year Ended 9/30/98
                                                                  --------------------------------------------
                                                                      National         New York          Texas
Increase (Decrease) in Net Assets                                       Series           Series         Series
==============================================================================================================
Operations

Net investment income                                             $  33,238,902   $  14,824,081   $  4,398,309

Net realized gain from investment transactions                       16,842,543       2,831,621        972,620

Net unrealized appreciation of investments                            9,010,370       7,560,811      2,583,620

Net increase in net assets resulting from operations                 59,091,815      25,216,513      7,954,549
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders from

Net investment income                                               (31,523,634)    (14,940,983)    (4,665,612)

Net realized gain from investment transactions                               --              --       (776,439)

Total distributions                                                 (31,523,634)    (14,940,983)    (5,442,051)
--------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                                    44,173,162      10,675,106      4,536,385

Net asset value of shares issued to shareholders
in reinvestment of net investment income and realized gain
from investment transactions                                         17,571,273       8,689,637      3,071,896

Total                                                                61,744,435      19,364,743      7,608,281
--------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                           (77,738,659)    (39,873,429)    (8,814,383)
--------------------------------------------------------------------------------------------------------------
Decrease in net assets derived from capital share transactions      (15,994,224)    (20,508,686)    (1,206,102)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                    11,573,957     (10,233,156)     1,306,396
--------------------------------------------------------------------------------------------------------------
Net  Assets

Beginning of year                                                   646,736,214     300,489,898     91,300,874
--------------------------------------------------------------------------------------------------------------
End of year+                                                      $ 658,310,171   $ 290,256,742   $ 92,607,270
==============================================================================================================

                                                                                            Year Ended 9/30/97
                                                                  --------------------------------------------
                                                                       National        New York          Texas
Increase (Decrease) in Net Assets                                        Series          Series         Series
==============================================================================================================
Operations

Net investment income                                             $  34,451,971   $  16,430,533   $  4,976,196

Net realized gain from investment transactions                        8,493,661       2,762,083        761,048

Net unrealized appreciation of investments                           15,356,407       4,503,556      2,542,204

Net increase in net assets resulting from operations                 58,302,039      23,696,172      8,279,448
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders from

Net investment income                                               (35,155,788)    (16,684,783)    (5,044,386)

Net realized gain from investment transactions                               --              --       (646,428)

Total distributions                                                 (35,155,788)    (16,684,783)    (5,690,814)
--------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                                    35,601,437      12,173,340      2,994,354

Net asset value of shares issued to shareholders
in reinvestment of net investment income and realized gain
from investment transactions                                         18,500,641       9,556,295      3,021,664

Total                                                                54,102,078      21,729,635      6,016,018
--------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                          (102,855,970)    (47,803,872)   (11,718,272)
--------------------------------------------------------------------------------------------------------------
Decrease in net assets derived from capital share transactions      (48,753,892)    (26,074,237)    (5,702,254)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                   (25,607,641)    (19,062,848)    (3,113,620)
--------------------------------------------------------------------------------------------------------------
Net  Assets

Beginning of year                                                   672,343,855     319,552,746     94,414,494
--------------------------------------------------------------------------------------------------------------
End of year+                                                      $ 646,736,214   $ 300,489,898   $ 91,300,874
==============================================================================================================

+ Includes (overdistributed) net investment income of $(583,567), $(1,066,471) and $(285,405), respectively, at September 30, 1998 and
      (overdistributed) net investment income of $(2,298,835), $(949,569) and $(18,102), respectively, at September 30, 1997.

      See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                            Year Ended 9/30/98
                                                  ------------------------------------------------------------
                                                     New Jersey     Connecticut        Missouri         Hawaii
Increase (Decrease) in Net Assets                        Series          Series          Series         Series
--------------------------------------------------------------------------------------------------------------
Operations

Net investment income                             $   8,925,491   $   5,942,699   $   6,783,611   $  3,819,314

Net realized gain  from investment transactions       3,349,076         503,065       1,394,815        531,420

Net unrealized appreciation of investments            4,328,361       3,153,894       2,519,866      2,286,184

Net increase in net assets resulting
from operations                                      16,602,928       9,599,658      10,698,292      6,636,918
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders from

Net investment income                                (8,988,994)     (6,083,771)     (6,829,012)    (3,809,143)
--------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                    16,357,474       9,080,419      13,109,806      6,212,354

Net asset value of shares issued to shareholders
in reinvestment of net investment income and
realized gain from investment transactions            4,921,185       2,905,858       3,869,083      1,666,332

Total                                                21,278,659      11,986,277      16,978,889      7,878,686
--------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                           (27,230,768)    (14,428,322)    (16,973,059)    (8,815,520)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived
from capital share transactions                      (5,952,109)     (2,442,045)          5,830       (936,834)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                     1,661,825       1,073,842       3,875,110      1,890,941
--------------------------------------------------------------------------------------------------------------
Net  Assets

Beginning of year                                   184,464,845     119,908,803     140,280,258     79,079,488
--------------------------------------------------------------------------------------------------------------
End of year+                                      $ 186,126,670   $ 120,982,645   $ 144,155,368   $ 80,970,429
==============================================================================================================

                                                                           Year Ended 9/30/98
                                                  -------------------------------------------
                                                    Washington      Minnesota      California
Increase (Decrease) in Net Assets                       Series         Series          Series
=============================================================================================
Operations

Net investment income                             $  3,328,193   $    667,751   $  13,176,118

Net realized gain  from investment transactions      2,031,986         50,220       2,426,131

Net unrealized appreciation of investments             497,515        286,094       6,911,727

Net increase in net assets resulting
from operations                                      5,857,694      1,004,065      22,513,976
---------------------------------------------------------------------------------------------
Distributions to shareholders from

Net investment income                               (3,139,347)      (675,087)    (12,811,949)
---------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                    2,936,679      4,660,360      17,098,182

Net asset value of shares issued to shareholders
in reinvestment of net investment income and
realized gain from investment transactions           1,897,157        433,426       5,714,052

Total                                                4,833,836      5,093,786      22,812,234
---------------------------------------------------------------------------------------------
Cost of shares reacquired                          (11,013,654)    (1,533,977)    (41,118,778)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived
from capital share transactions                     (6,179,818)     3,559,809     (18,306,544)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets                   (3,461,471)     3,888,787      (8,604,517)
---------------------------------------------------------------------------------------------
Net  Assets

Beginning of year                                   66,215,210     10,510,427     273,009,034
---------------------------------------------------------------------------------------------
End of year+                                      $ 62,753,739   $ 14,399,214   $ 264,404,517
=============================================================================================

+ Includes (overdistributed) undistributed net investment income of $(441,750), $(112,932), $(559,970), $(149,866), $(52,467), $1,754 and
      $(507,212), respectively, at September 30, 1998.

Statements of Changes in Net Assets

                                                                                                 Year Ended 9/30/97
                                                       ------------------------------------------------------------
                                                          New Jersey     Connecticut        Missouri         Hawaii
Increase (Decrease) in Net Assets                             Series          Series          Series         Series
===================================================================================================================
Operations

Net investment income                                  $   9,614,686   $   6,540,445   $   7,195,352   $  4,312,803

Net realized gain (loss) from investment transactions      2,259,273         407,335         246,518        292,372

Net unrealized appreciation of investments                 2,850,706       2,846,990       3,361,757      1,942,576

Net increase in net assets resulting
from operations                                           14,724,665       9,794,770      10,803,627      6,547,751
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from

Net investment income                                     (9,740,556)     (6,503,760)     (7,156,539)    (4,250,983)
-------------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                         17,203,304       8,963,629      15,958,674      5,715,066

Net asset value of shares issued to shareholders
in reinvestment of net investment income and
realized gain from investment transactions                 5,413,150       3,324,275       3,885,605      1,939,959

Total                                                     22,616,454      12,287,904      19,844,279      7,655,025
-------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                (29,538,020)    (18,555,099)    (17,355,063)   (16,216,580)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived
from capital share transactions                           (6,921,566)     (6,267,195)      2,489,216     (8,561,555)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                         (1,937,457)     (2,976,185)      6,136,304     (6,264,787)
-------------------------------------------------------------------------------------------------------------------
Net  Assets

Beginning of year                                        186,402,302     122,884,988     134,143,954     85,344,275
-------------------------------------------------------------------------------------------------------------------
End of year+                                           $ 184,464,845   $ 119,908,803   $ 140,280,258   $ 79,079,488
===================================================================================================================

                                                                                Year Ended 9/30/97
                                                       -------------------------------------------
                                                         Washington      Minnesota      California
Increase (Decrease) in Net Assets                            Series         Series          Series
==================================================================================================
Operations

Net investment income                                  $  3,703,975   $    499,694   $  15,019,754

Net realized gain (loss) from investment transactions     1,347,048        (31,794)      2,204,940

Net unrealized appreciation of investments                1,371,578        333,373       5,289,887

Net increase in net assets resulting
from operations                                           6,422,601        801,273      22,514,581
--------------------------------------------------------------------------------------------------
Distributions to shareholders from

Net investment income                                    (3,760,874)      (505,256)    (14,909,128)
--------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                         2,537,235      2,953,707      16,665,881

Net asset value of shares issued to shareholders
in reinvestment of net investment income and
realized gain from investment transactions                2,231,777        309,868       6,516,836

Total                                                     4,769,012      3,263,575      23,182,717
--------------------------------------------------------------------------------------------------
Cost of shares reacquired                               (12,510,858)    (1,096,054)    (52,616,616)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived
from capital share transactions                          (7,741,846)     2,167,521     (29,433,899)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                        (5,080,119)     2,463,538     (21,828,446)
--------------------------------------------------------------------------------------------------
Net  Assets

Beginning of year                                        71,295,329      8,046,889     294,837,480
--------------------------------------------------------------------------------------------------
End of year+                                           $ 66,215,210   $ 10,510,427   $ 273,009,034
==================================================================================================

+ Includes (overdistributed) undistributed net investment income of $(378,247), $28,140, $(514,569), $(160,037), $(241,313), $9,090 and
      $(871,381), respectively, at September 30, 1997.

      See Notes to Financial Statements.

Financial Highlights

NATIONAL SERIES

                                                                                                                 Class A Shares
                                                                    --------------------------------------------------------------
                                                                                                                           Year
                                                                                                                     Ended 9/30,
Per Share Operating Performance:                                      1998         1997         1996         1995          1994
==================================================================================================================================
Net asset value, beginning of year                                  $11.48       $11.08       $11.00       $10.62        $12.37
----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                            .604         .587         .603         .626          .657

      Net realized and unrealized gain (loss) on investments           .470         .415         .075         .382        (1.3124)

      Total from investment operations                                1.074        1.002         .678        1.008         (.6554)
      ----------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                            (.574)       (.602)       (.598)       (.628)        (.6596)

      Distributions from net realized gain                              --           --           --           --          (.435)
      ----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                        $11.98       $11.48       $11.08       $11.00        $10.62
----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                       9.60%        9.30%        6.31%        9.84%        (5.64)%
==================================================================================================================================
      Ratios to Average Net Assets:

      Expenses                                                        0.88%        0.87%        0.90%        0.82%         0.86%

      Net investment income                                           5.18%        5.27%        5.63%        5.92%         5.76%
      ============================================================================================================================

                                                                 Class B Shares                                Class C Shares
                                             --------------------------------------     -----------------------------------------
                                                              Year                                                       Year
                                                        Ended 9/30,   8/1/96(c)                       Ended 9/30,     7/15/96(c)
Per Share Operating Performance:               1998           1997   to 9/30/96              1998           1997   to 9/30/96
===================================================================================     =========================================
Net asset value, beginning of period         $11.50         $11.08       $11.05            $11.49         $11.08       $10.90
-----------------------------------------------------------------------------------     -----------------------------------------
      Income from investment operations

      Net investment income                     .518           .553         .089              .520           .507         .106

      Net realized and unrealized
      gain on investments                       .466           .413         .033              .471           .423         .190

      Total from investment operations          .984           .966         .122              .991           .930         .296
      -----------------------------------------------------------------------------     -----------------------------------------
      Distributions

      Dividends from net investment income     (.504)         (.546)       (.092)            (.491)         (.520)       (.116)
      -----------------------------------------------------------------------------     -----------------------------------------
Net asset value, end of period               $11.98         $11.50       $11.08            $11.99         $11.49       $11.08
-----------------------------------------------------------------------------------     -----------------------------------------
Total Return(a)                                8.85%          8.95%        1.16%(b)          8.80%          8.61%        2.71%(b)
=================================================================================================================================
      Ratios to Average Net Assets:

      Expenses                                 1.47%          1.37%        0.20%(b)          1.61%          1.59%        0.34%(b)

      Net investment income                    4.49%          4.65%        0.68%(b)          4.44%          4.54%        0.96%(b)
      ===========================================================================================================================

                                                                                                                             Year
                                                                                                                       Ended 9/30,
Supplemental Data for All Classes:                       1998             1997             1996             1995             1994
=================================================================================================================================
      Net assets, end of year (000)                  $658,310         $646,736         $672,344         $650,699         $662,380

      Portfolio turnover rate                          304.15%          232.64%          205.35%          225.39%          184.07%
      ===========================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Not annualized.
(c)   Commencement of offering class shares.
      See Notes to Financial Statements.

Financial Highlights

NEW YORK SERIES

                                                                                                             Class A Shares
                                                                --------------------------------------------------------------
                                                                                                                       Year
                                                                                                                 Ended 9/30,
Per Share Operating Performance:                                  1998         1997         1996         1995          1994
==============================================================================================================================
Net asset value, beginning of year                              $11.03       $10.78       $10.85       $10.54        $12.27
------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                        .562         .578         .597         .610          .649

      Net realized and unrealized gain (loss) on investments       .408         .262        (.081)        .316        (1.3665)

      Total from investment operations                             .970         .840         .516         .926         (.7175)
      ------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                        (.570)       (.590)       (.586)       (.616)        (.6475)

      Distributions from net realized gain                       --           --           --           --             (.365)
      ------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                    $11.43       $11.03       $10.78       $10.85        $10.54
------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                   9.03%        8.01%        4.87%        9.12%        (6.21)%
==============================================================================================================================
      Ratios to Average Net Assets:

      Expenses                                                     .85%        0.85%        0.81%        0.82%         0.83%

      Net investment income                                       5.06%        5.35%        5.54%        5.83%         5.72%
      ========================================================================================================================

                                                                                                             Class C Shares
                                                                             -------------------------------------------------
                                                                                                     Year
                                                                                               Ended 9/30,         7/15/96(c)
Per Share Operating Performance:                                               1998                  1997       to 9/30/96
==============================================================================================================================
Net asset value, beginning of period                                         $11.02                $10.78           $10.63
------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                                     .485                  .483             .111

      Net realized and unrealized gain on investments                           .402                  .267             .152

      Total from investment operations                                          .887                  .750             .263
      ------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                                     (.487)                (.510)           (.113)
      ------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $11.42                $11.02           $10.78
------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                                8.34%(b)              7.13%            2.48%(b)
==============================================================================================================================
      Ratios to Average Net Assets:

      Expenses                                                                 1.57%                 1.57%            0.34%(b)

      Net investment income                                                    4.32%                 4.60%            1.04%(b)
      ========================================================================================================================

                                                                                                                         Year
                                                                                                                   Ended 9/30,
Supplemental Data for All Classes:                   1998             1997             1996             1995             1994
==============================================================================================================================
      Net assets, end of year (000)              $290,257         $300,490         $319,553         $331,618         $338,539

      Portfolio turnover rate                       64.63%          110.28%           64.25%          105.62%          149.13%
      ========================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Not annualized.
(c)   Commencement of offering class shares.
      See Notes to Financial Statements.

Financial Highlights

TEXAS SERIES

                                                                                                                        Year
                                                                                                                  Ended 9/30,
Per Share Operating Performance:                         1998           1997           1996            1995             1994
===============================================================================================================================
Net asset value, beginning of year                     $10.40         $10.11         $10.05           $9.59           $10.82
-------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                               .507           .548           .567            .571             .604

      Net realized and unrealized gain (loss)
      on investments                                      .407           .367           .045            .452           (1.0802)

      Total from investment operations                    .914           .915           .612           1.023            (.4762)
      -------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income               (.534)         (.555)         (.552)          (.563)           (.6038)

      Distributions from net realized gain               (.09)          (.07)            --              --             (.15)
      -------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                           $10.69         $10.40         $10.11          $10.05            $9.59
-------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                          9.24%          9.25%          6.11%          11.14%           (4.60)%
===============================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of year (000)                   $92,607        $91,301        $94,414        $100,304         $103,836
      -------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                         0.91%          0.88%          0.69%           0.62%            0.50%

      Expenses, excluding waiver                         0.91%          0.88%          0.87%           0.87%            0.87%

      Net investment income                              4.85%          5.38%          5.58%           5.90%            5.97%

      Portfolio turnover rate                          143.78%        127.88%        112.34%         108.00%           96.79%
      =========================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
      See Notes to Financial Statements.


Financial Highlights

NEW JERSEY SERIES

                                                                                                                        Year
                                                                                                                  Ended 9/30,
Per Share Operating Performance:                         1998           1997           1996            1995             1994
===============================================================================================================================
Net asset value, beginning of year                      $5.32          $5.18          $5.14           $4.95            $5.55
-------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                               .262           .272           .277            .287             .300

      Net realized and unrealized gain (loss)
      on investments                                      .223           .144           .041            .192            (.507)

      Total from investment operations                    .485           .416           .318            .479            (.207)
      -------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income               (.265)         (.276)         (.278)          (.289)           (.303)

      Distributions from net realized gain                 --             --             --              --             (.09)
      -------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $5.54          $5.32          $5.18           $5.14            $4.95
-------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                          9.34%          8.25%          6.29%           9.98%           (3.91)%
===============================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of year (000)                  $186,127       $184,465       $186,402        $191,562         $184,230
      -------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                         0.86%          0.82%(b)       0.79%           0.72%            0.51%

      Expenses, excluding waiver                         0.86%          0.86%(b)       0.86%           0.87%            0.83%

      Net investment income                              4.85%          5.21%(b)       5.31%           5.73%            5.76%

      Portfolio turnover rate                          118.38%        154.80%        171.63%         133.11%           75.62%
      =========================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
      See Notes to Financial Statements.

Financial Highlights

CONNECTICUT SERIES

                                                                                                                          Year
                                                                                                                    Ended 9/30,
Per Share Operating Performance:                         1998            1997            1996            1995             1994
=================================================================================================================================
Net asset value, beginning of year                     $10.42          $10.13          $10.12           $9.71           $11.01
---------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                               .521            .556            .576            .579             .585

      Net realized and unrealized gain (loss)
      on investments                                      .322            .287           (.013)           .407           (1.1287)

      Total from investment operations                    .843            .843            .563            .986            (.5437)
      ---------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income               (.533)          (.553)          (.553)          (.576)           (.6038)

      Distributions from net realized gain                 --              --              --              --             (.1525)
      ---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                           $10.73          $10.42          $10.13          $10.12            $9.71
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                          8.32%           8.56%           5.70%          10.52%           (5.13)%
=================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of year (000)                  $120,983        $119,909        $122,885         $113,436        $101,619
      ---------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                         0.81%           0.59%           0.38%           0.41%            0.49%

      Expenses, excluding waiver                         0.81%           0.78%           0.80%           0.86%            0.86%

      Net investment income                              4.95%           5.45%           5.66%           5.89%            5.67%

      Portfolio turnover rate                           61.06%          37.09%          63.61%          54.19%           97.42%
      ===========================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
      See Notes to Financial Statements.

Financial Highlights

MISSOURI SERIES

                                                                                                                          Year
                                                                                                                    Ended 9/30,
Per Share Operating Performance:                         1998            1997            1996            1995             1994
=================================================================================================================================
Net asset value, beginning of year                      $5.22           $5.08           $5.08           $4.88            $5.51
---------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                               .253            .268            .267            .277             .2926

      Net realized and unrealized gain (loss)
      on investments                                      .142            .138            .008            .204            (.5681)

      Total from investment operations                    .395            .406            .275            .481            (.2755)
      ---------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income               (.255)          (.266)          (.275)          (.281)           (.297)

      Distributions from net realized gain                 --              --              --              --             (.0575)
      ---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $5.36           $5.22           $5.08           $5.08            $4.88
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                          7.75%           8.22%           5.54%          10.21%           (5.22)%
=================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of year (000)                  $144,155        $140,280        $134,144        $131,823         $119,690
      ---------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                         0.92%           0.70%           0.77%           0.74%            0.60%

      Expenses, excluding waiver                         0.93%           0.94%           0.92%           0.89%            0.91%

      Net investment income                              4.80%           5.22%           5.21%           5.61%            5.60%

      Portfolio turnover rate                           72.89%          27.34%          93.17%          58.17%           50.59%
=================================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
      See Notes to Financial Statements.

Financial Highlights

HAWAII SERIES

                                                                                                                          Year
                                                                                                                    Ended 9/30,
Per Share Operating Performance:                         1998            1997            1996            1995             1994
=================================================================================================================================
Net asset value, beginning of year                      $5.07           $4.93           $4.91           $4.72            $5.34
---------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                               .245            .266            .273            .271             .2918

      Net realized and unrealized gain (loss)
      on investments                                      .180            .138            .015            .198            (.578)

      Total from investment operations                    .425            .404            .288            .469            (.2862)
      ---------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income               (.245)          (.264)          (.268)          (.279)           (.2888)

      Distribution from net realized gain                  --              --              --              --             (.045)
      ---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $5.25           $5.07           $4.93           $4.91            $4.72
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                          8.59%           8.42%           5.94%          10.30%           (5.54)%
=================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of year (000)                   $80,970         $79,079         $85,344         $86,105          $92,972
      ---------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                         0.92%           0.58%           0.57%           0.58%            0.41%

      Expenses, excluding waiver                         0.93%           0.87%           0.87%           0.87%            0.87%

      Net investment income                              4.78%           5.39%           5.46%           5.74%            5.80%

      Portfolio turnover rate                           52.65%          29.09%          59.46%          70.64%           66.04%
=================================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
      See Notes to Financial Statements.

Financial Highlights

WASHINGTON SERIES

                                                                                                                          Year
                                                                                                                    Ended 9/30,
Per Share Operating Performance:                         1998            1997            1996            1995             1994
=================================================================================================================================
Net asset value, beginning of year                      $5.16           $4.96           $4.91           $4.72            $5.35
---------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                               .273            .268            .271            .277             .2976

      Net realized and unrealized gain (loss)
      on investments                                      .206            .206            .056            .200            (.5895)

      Total from investment operations                    .479            .474            .327            .477            (.2919)
      ---------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income               (.259)          (.274)          (.277)          (.287)           (.2931)

      Distribution from net realized gain                  --              --              --              --             (.045)
      ---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $5.38           $5.16           $4.96           $4.91            $4.72
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                          9.48%           9.82%           6.80%          10.48%           (5.65)%
=================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of year (000)                   $62,754         $66,215         $71,295         $74,359          $78,854
      ---------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                         0.65%           0.57%           0.60%           0.53%            0.29%

      Expenses, excluding waiver                         0.65%           0.62%           0.68%           0.68%            0.67%

      Net investment income                              5.20%           5.36%           5.47%           5.84%            5.93%

      Portfolio turnover rate                          141.56%         132.37%          78.02%          92.85%          137.74%
      ===========================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
      See Notes to Financial Statements.

Financial Highlights

MINNESOTA SERIES

                                                                                                         Year
                                                                                                   Ended 9/30,       12/27/94(c)
Per Share Operating Performance:                                        1998             1997            1996      to 9/30/95
=================================================================================================================================
Net asset value, beginning of period                                   $5.05            $4.90           $5.01           $4.76
---------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                              .265             .273            .294            .230

      Net realized and unrealized gain (loss) on investments             .134             .155           (.078)           .249

      Total from investment operations                                   .399             .428            .216            .479
      ---------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                              (.269)           (.278)          (.286)          (.229)

      Distribution from net realized gain                                 --               --            (.04)          --
      ---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.18            $5.05           $4.90           $5.01
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                         8.11%            8.97%           4.44%          10.22%(b)
=================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)                                $14,399          $10,510          $8,047          $4,315
      ---------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                                        0.27%            0.36%           0.00%           0.00%(b)

      Expenses, excluding waiver                                        0.77%            0.86%           0.91%           0.64%(b)

      Net investment income                                             5.19%            5.51%           5.91%           4.58%(b)

      Portfolio turnover rate                                          40.65%           41.45%          43.08%         121.41%
      ===========================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Not annualized.
(c)   Commencement of operations.
      See Notes to Financial Statements.

Financial Highlights

CALIFORNIA SERIES

                                                                                                                  Class A Shares
                                               -----------------------------------------------------------------------------------
                                                             Year   One Month                                               Year
                                                            Ended       Ended                                              Ended
                                                             9/30,       9/30,                                              8/31,
Per Share Operating Performance:                 1998        1997        1996           1996        1995        1994        1993
==================================================================================================================================
Net asset value, beginning of period           $10.72      $10.43      $10.32         $10.41      $10.45      $11.79      $11.21
----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment
      operations

      Net investment income                       .538        .560        .046           .566        .588        .623        .656

      Net realized and unrealized gain (loss)
      on investments                              .388        .290        .112          (.089)      (.038)      (.989)       .872

      Total from investment operations            .926        .850        .158           .477        .550       (.366)      1.528
      ----------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income       (.526)      (.560)      (.048)         (.567)      (.590)      (.624)      (.658)

      Distributions from net realized gain         --          --          --             --          --        (.350)      (.290)
      ----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $11.12      $10.72      $10.43         $10.32      $10.41      $10.45      $11.79
----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                  8.86%       8.39%       1.53%(b)       4.65%       5.58%      (3.33)%     14.43%
==================================================================================================================================
      Ratios to Average Net Assets:

      Expenses, including waiver                 0.87%       0.72%       0.07%(b)       0.75%       0.76%       0.67%       0.68%

      Expenses, excluding waiver                 0.87%       0.85%       0.07%(b)       0.86%       0.86%       0.87%       0.88%

      Net investment income                      4.98%       5.38%       0.44%(b)       5.41%       5.84%       5.63%       5.68%
      ============================================================================================================================

                                                                                                                 Class C Shares
                                                               -------------------------------------------------------------------
                                                                                     Year        One Month
                                                                               Ended 9/30,      Ended 9/30,             7/15/96(c)
Per Share Operating Performance:                                 1998                1997             1996           to 8/31/96
==================================================================================================================================
Net asset value, beginning of period                           $10.72              $10.43           $10.32            $10.28
----------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                       .465                .485             .039              .068

      Net realized and unrealized gain on investments             .383                .287             .113              .041

      Total from investment operations                            .848                .772             .152              .109
      ----------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                       (.448)              (.482)           (.042)            (.069)
      ----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $11.12              $10.72           $10.43            $10.32
----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                  8.09%(b)            7.59%            1.47%(b)          1.16%(b)
==================================================================================================================================
      Ratios to Average Net Assets:

      Expenses, including waiver                                 1.59%               1.46%            0.13%(b)          0.17%(b)

      Expenses, excluding waiver                                 1.59%               1.59%            0.13%(b)          0.21%(b)

      Net investment income                                      4.26%               4.64%            0.38%(b)          0.65%(b)
      ============================================================================================================================

                                                      Year     One Month                                                     Year
                                                Ended 9/30,   Ended 9/30,                                              Ended 8/31,
Supplemental Data for All Classes:      1998          1997          1996           1996          1995          1994          1993
==================================================================================================================================
Net assets, end of period (000)     $264,405      $273,009      $294,837       $291,611      $296,274      $329,474      $336,291

Portfolio turnover rate               187.26%       121.97%         2.74%+       132.37%       100.20%        86.05%        81.34%
==================================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Not annualized.
(c)   Commencement of offering class shares.
      See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Tax-Free Income Fund, Inc. (the "Company") is an open-end management investment company. The Company consists of ten separate portfolios ("Series"). Each Series is non-diversified as defined under the Investment Company Act of 1940 except for the National Series. The financial statements have been prepared in conformity with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company.

(a) Security valuation is determined as follows: Portfolio securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, at fair value as determined under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income tax.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) The organization expenses of the Minnesota Series are being amortized evenly over a period of five years from its commencement date of operations.

2. Management Fee and Other Transactions With Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee is based on average daily net assets for each month at an annual rate of 0.50%. Lord Abbett may voluntarily waive management fees or reimburse any Series for certain of its other expenses. Any such other expenses reimbursed are subject to repayment pursuant to a formula based on the expense ratio and size of the Series until five years from the commencement of its operations or the termination of the management agreement, whichever is earlier. As of September 30, 1998, other expenses reimbursed by Lord Abbett and not repaid by the Minnesota Series amounted to $43,830.

Each Series of the Company has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pays Distributor (1) an annual service fee of (a) 0.25% of the average daily net assets of Class A shares of the Connecticut, Missouri and California Series and (b) 0.15% of the average daily net asset value of shares sold prior to the effective date of the Class A Plan and 0.25% of the average daily net asset value of shares sold on or after that date for the National, New York, Texas, New Jersey, Hawaii, Washington and Minnesota Series; (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. The Class A Plan of the Washington and Minnesota Series will not go into effect until the quarter subsequent to the net assets of each Series reaching $100 million. Pursuant to the Class B Plan of the National Series, the Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan of the National, New York and California Series, the Series pays Distributor (1) a service fee and a distribution fee, at the time shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares and (2) at each quarter-end after the first anniversary of the sale of shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding after the first anniversary of their issuance.

12b-1 distribution plan expenses for the multiple share class Series were as follows:

                                                      12b-1 Expenses
                                       -----------------------------------------
Series                                    Class A        Class B         Class C
--------------------------------------------------------------------------------
National                               $1,597,953        $51,071        $416,101
--------------------------------------------------------------------------------
New York                                  726,923             --          62,541
--------------------------------------------------------------------------------
California                                706,386             --         141,182
--------------------------------------------------------------------------------

Lord Abbett received the following commissions on sales of capital stock of the Company after concessions were paid to authorized distributors:

                                                  Lord Abbett      Distributors'
Series                                            Commissions        Concessions
--------------------------------------------------------------------------------
National-Class A                                      $95,310           $628,289
--------------------------------------------------------------------------------
New York-Class A                                       33,114            227,037
--------------------------------------------------------------------------------
Texas                                                  24,181            154,848
--------------------------------------------------------------------------------
New Jersey                                             51,760            372,633
--------------------------------------------------------------------------------
Connecticut                                            36,095            238,625
--------------------------------------------------------------------------------
Missouri                                               64,586            405,069
--------------------------------------------------------------------------------
Hawaii                                                 12,412             85,145
--------------------------------------------------------------------------------
Washington                                             14,477             92,976
--------------------------------------------------------------------------------
Minnesota                                              22,889            154,200
--------------------------------------------------------------------------------
California-Class A                                     37,977            272,311
--------------------------------------------------------------------------------

Certain of the Company's officers and directors have an interest in Lord Abbett.

Notes to Financial Statements

3. Capital Share Transactions Transactions in shares of capital stock for the single class Series were as follows:

                                                                                                          Year Ended 9/30/98
                                --------------------------------------------------------------------------------------------
                                     Texas    New Jersey    Connecticut     Missouri        Hawaii    Washington   Minnesota
                                    Series        Series        Series        Series        Series        Series      Series
----------------------------------------------------------------------------------------------------------------------------
Sales of shares                    433,676     3,019,528       862,094     2,485,406     1,211,315       560,837     913,418
----------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of net
investment income and
realized gain from
investment transactions            294,101       910,326       276,538       735,101       324,937       362,420      85,054
----------------------------------------------------------------------------------------------------------------------------
Total                              727,777     3,929,854     1,138,632     3,220,507     1,536,252       923,257     998,472
----------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (844,011)   (5,031,851)   (1,371,829)   (3,224,796)   (1,716,377)   (2,097,870)   (299,990)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares     (116,234)   (1,101,997)     (233,197)       (4,289)     (180,125)   (1,174,613)    698,482
----------------------------------------------------------------------------------------------------------------------------

                                                                                                          Year Ended 9/30/97
                                --------------------------------------------------------------------------------------------
                                     Texas    New Jersey    Connecticut     Missouri        Hawaii    Washington   Minnesota
                                    Series        Series        Series        Series        Series        Series      Series
----------------------------------------------------------------------------------------------------------------------------
Sales of shares                    293,907     3,287,703       870,633     3,120,760     1,146,282       499,734     594,768
----------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of net
investment income                  296,935     1,036,296       325,385       759,387       390,299       443,179      62,448
----------------------------------------------------------------------------------------------------------------------------
Total                              590,842     4,323,999     1,196,018     3,880,147     1,536,581       942,913     657,216
----------------------------------------------------------------------------------------------------------------------------
Shares reacquired               (1,151,185)   (5,645,924)   (1,818,788)   (3,389,471)   (3,267,973)   (2,481,343)   (220,422)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares     (560,343)   (1,321,925)     (622,770)      490,676    (1,731,392)   (1,538,430)    436,794
----------------------------------------------------------------------------------------------------------------------------

Transactions in multiple class share Series (both shares and dollars) were as follows:

                                                                                                              Year Ended 9/30/98
                                               ---------------------------------------------------------------------------------
                                                      National Series             New York Series            California Series
Class A                                            Shares         Amount       Shares         Amount       Shares         Amount
-------------------------------------------------------------------------  --------------------------  -------------------------
Sales of shares                                 2,744,018   $ 32,066,617      829,121   $  9,270,220    1,378,536   $ 15,009,494
-------------------------------------------------------------------------  --------------------------  -------------------------
Shares issued to shareholders in reinvestment
of net investment income                        1,406,485     16,408,699      763,823      8,523,670      501,108      5,431,587
-------------------------------------------------------------------------  --------------------------  -------------------------
Total                                           4,150,503     48,475,316    1,592,944     17,793,890    1,879,644     20,441,081
-------------------------------------------------------------------------  --------------------------  -------------------------
Shares reacquired                              (5,961,842)   (69,583,131)  (3,449,206)   (38,570,889)  (3,473,545)   (37,715,369)
-------------------------------------------------------------------------  --------------------------  -------------------------
Decrease in shares                             (1,811,339)  $(21,107,815)  (1,856,262)  $(20,776,999)  (1,593,901)  $(17,274,288)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Year Ended 9/30/97
                                               ---------------------------------------------------------------------------------
                                                      National Series             New York Series            California Series
Class A                                            Shares         Amount       Shares         Amount       Shares         Amount
-------------------------------------------------------------------------  --------------------------  -------------------------
Sales of shares                                 2,578,744   $ 28,861,551    1,056,307   $ 11,488,124    1,463,320   $ 15,311,560
-------------------------------------------------------------------------  --------------------------  -------------------------
Shares issued to shareholders in reinvestment
of net investment income                        1,544,616     17,301,986      863,665      9,383,144      585,929      6,151,528
-------------------------------------------------------------------------  --------------------------  -------------------------
Total                                           4,123,360     46,163,537    1,919,972     20,871,268    2,049,249     21,463,088
-------------------------------------------------------------------------  --------------------------  -------------------------
Shares reacquired                              (8,359,387)   (93,829,162)  (4,196,395)   (45,604,509)  (4,602,746)   (48,391,373)
-------------------------------------------------------------------------  --------------------------  -------------------------
Decrease in shares                             (4,236,027)  $(47,665,625)  (2,276,423)  $(24,733,241)  (2,553,497)  $(26,928,285)
--------------------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended 9/30/98               Year Ended 9/30/97
                                                                      --------------------------  ------------------------------
                                                                            National Series                  National Series
Class B                                                                Shares            Amount         Shares            Amount
------------------------------------------------------------------------------------------------  ------------------------------
Sales of shares                                                       570,285       $ 6,662,760        207,299       $ 2,326,883
------------------------------------------------------------------------------------------------  ------------------------------
Shares issued to shareholders in reinvestment
of net investment income                                               10,179           119,121          3,026            33,961
------------------------------------------------------------------------------------------------  ------------------------------
Total                                                                 580,464         6,781,881        210,325         2,360,844
------------------------------------------------------------------------------------------------  ------------------------------
Shares reacquired                                                     (45,118)         (527,894)        (9,245)         (104,667)
------------------------------------------------------------------------------------------------  ------------------------------
Increase in shares                                                    535,346       $ 6,253,987        201,080       $ 2,256,177
--------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements

                                                                                              Year Ended 9/30/98
                                   ------------------------------------------------------------------------------
                                        National Series            New York Series           California Series
Class C                              Shares         Amount      Shares         Amount      Shares         Amount
-----------------------------------------------------------   ------------------------   ------------------------
-----------------------------------------------------------   ------------------------   ------------------------
Sales of shares                     463,595    $ 5,443,785     125,857    $ 1,404,886     192,070    $ 2,088,688
-----------------------------------------------------------   ------------------------   ------------------------
Shares issued to shareholders in
reinvestment of net investment
income                               89,380      1,043,453      14,878        165,967      26,069        282,465
-----------------------------------------------------------   ------------------------   ------------------------
Total                               552,975      6,487,238     140,735      1,570,853     218,139      2,371,153
-----------------------------------------------------------   ------------------------   ------------------------
Shares reacquired                  (652,758)    (7,627,634)   (116,597)    (1,302,540)   (314,445)    (3,403,409)
-----------------------------------------------------------   ------------------------   ------------------------
Increase (decrease) in shares       (99,783)   $(1,140,396)     24,138    $   268,313     (96,306)   $(1,032,256)
-----------------------------------------------------------------------------------------------------------------

                                                                                              Year Ended 9/30/97
                                   ------------------------------------------------------------------------------
                                        National Series            New York Series           California Series
Class C                              Shares         Amount      Shares         Amount      Shares         Amount
-----------------------------------------------------------   ------------------------   ------------------------
Sales of shares                     392,311    $ 4,413,003      63,012    $   685,216     129,424    $ 1,354,321
-----------------------------------------------------------   ------------------------   ------------------------
Shares issued to shareholders in
reinvestment of net investment
income                              103,959      1,164,694      15,946        173,151      34,799        365,308
-----------------------------------------------------------   ------------------------   ------------------------
Total                               496,270      5,577,697      78,958        858,367     164,223      1,719,629
-----------------------------------------------------------   ------------------------   ------------------------
Shares reacquired                  (798,706)    (8,922,141)   (203,552)    (2,199,363)   (402,350)    (4,225,243)
-----------------------------------------------------------   ------------------------   ------------------------
Decrease in shares                 (302,436)   $(3,344,444)   (124,594)   $(1,340,996)   (238,127)   $(2,505,614)
-----------------------------------------------------------------------------------------------------------------

The Company has 600,000,000 authorized shares (par value $.001) allocated as follows: 120,000,000 to the National Series, 100,000,000 to each of the New York and California Series, 60,000,000 to the New Jersey Series and 40,000,000 to each of the Texas, Connecticut, Missouri, Hawaii, Washington and Minnesota Series.

4. Distributions

Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from securities transactions, if any, reduced by capital loss carryforwards will be distributed to shareholders annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. The accumulated net realized gain (loss) for financial reporting purposes, which is substantially the same as for federal income tax purposes, aggregated $9,225,236 for the National Series, $(10,364,718) for the New York Series, $935,801 for the Texas Series, $3,162,021 for the New Jersey Series, $(1,407,519) for the Connecticut Series, $(2,976,888) for the Missouri Series, $(1,657,876) for the Hawaii Series, $(605,865) for the Washington Series, $(13,971) for the Minnesota Series and $(19,156,915) for the California Series. The capital loss carryforwards expire in 2003, 2004 and 2005.

Dividends declared by class for the multiple class share Series were as follows:

                                                      Dividends
                                   ---------------------------------------------
Series                                 Class A         Class B           Class C
--------------------------------------------------------------------------------
National                           $29,528,872        $256,967        $1,737,795
--------------------------------------------------------------------------------
New York                            14,658,617              --           282,366
--------------------------------------------------------------------------------
California                          12,279,923              --           532,026
--------------------------------------------------------------------------------

5. Paid In Capital

At September 30, 1998, paid in capital for each Series was as follows:

--------------------------------------------------------------------------------
National                $613,471,977               Missouri         $137,146,858
--------------------------------------------------------------------------------
New York                 280,454,996               Hawaii             77,169,699
--------------------------------------------------------------------------------
Texas                     84,953,568               Washington         58,565,140
--------------------------------------------------------------------------------
New Jersey               170,744,811               Minnesota          13,861,478
--------------------------------------------------------------------------------
Connecticut              114,521,618               California        262,561,408
--------------------------------------------------------------------------------

6. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                         Purchases                   Sales
--------------------------------------------------------------------------------
National                                  $1,959,863,303          $1,991,813,970
--------------------------------------------------------------------------------
New York                                     189,240,817             210,862,113
--------------------------------------------------------------------------------
Texas                                        130,468,032             131,407,565
--------------------------------------------------------------------------------
New Jersey                                   217,693,028             222,010,470
--------------------------------------------------------------------------------
Connecticut                                   73,357,200              75,083,869
--------------------------------------------------------------------------------
Missouri                                     108,281,681             102,838,724
--------------------------------------------------------------------------------
Hawaii                                        41,650,766              42,416,373
--------------------------------------------------------------------------------
Washington                                    90,910,239              93,497,824
--------------------------------------------------------------------------------
Minnesota                                      8,675,182               5,067,325
--------------------------------------------------------------------------------
California                                   502,155,982             521,446,570
--------------------------------------------------------------------------------

Notes to Financial Statements

Security gains and losses are computed on the identified cost basis. As of September 30, 1998, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                               Net Unrealized        Unrealized      Unrealized
Series                           Appreciation      Appreciation    Depreciation
--------------------------------------------------------------------------------
National                          $36,196,525       $37,191,791       $(995,266)
--------------------------------------------------------------------------------
New York                           21,232,935        21,518,483        (285,548)
--------------------------------------------------------------------------------
Texas                               7,003,306         7,370,026        (366,720)
--------------------------------------------------------------------------------
New Jersey                         12,661,588        13,096,427        (434,839)
--------------------------------------------------------------------------------
Connecticut                         7,981,478         8,224,450        (242,972)
--------------------------------------------------------------------------------
Missouri                           10,545,368        10,615,112         (69,744)
--------------------------------------------------------------------------------
Hawaii                              5,608,472         5,959,983        (351,511)
--------------------------------------------------------------------------------
Washington                          4,846,931         4,863,729         (16,798)
--------------------------------------------------------------------------------
Minnesota                             549,953           667,868        (117,915)
--------------------------------------------------------------------------------
California                         21,507,236        21,704,379        (197,143)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

7. Directors' Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Directors' fees payable at September 30, 1998, under a deferred compensation plan, were $544,830.

8. California Series

On July 12, 1996, Lord Abbett California Tax-Free Income Fund became a Series of the Company. The California Series changed its fiscal year end from August 31 to September 30 to conform to the fiscal year end of the other Series in the Company. Accordingly, the financial statements and financial highlights of the California Series covered a one-month period from September 1, 1996 to September 30, 1996.

Copyright (C) 1998 by Lord Abbett Tax-Free Income Fund, Inc., 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Fund's investment objective and policies, sales charges and other matters. Please read the prospectus carefully before you invest. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Independent Auditors' Report

The Board of Directors and Shareholders,
Lord Abbett Tax-Free Income Fund, Inc.:

We have audited the accompanying statements of net assets of the National Series, New York Series, Texas Series, New Jersey Series, Connecticut Series, Missouri Series, Hawaii Series, Washington Series, Minnesota Series, and California Series of Lord Abbett Tax-Free Income Fund, Inc. as of September 30, 1998, the related statements of operations for the year ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the National Series, New York Series, Texas Series, New Jersey Series, Connecticut Series, Missouri Series, Hawaii Series, Washington Series, Minnesota Series, and California Series of Lord Abbett Tax-Free Income Fund, Inc. at September 30, 1998, the results of their operations, the changes in their net assets and their financial highlights for the respective periods presented, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
New York, New York
October 30,1998


  Our Management

  Board of Directors
  Robert S. Dow
  E. Thayer Bigelow*+
  William H.T. Bush*
  Robert B. Calhoun, Jr.*
  Stewart S. Dixon*
  John C. Jansing*
  C. Alan MacDonald*+
  Hansel B. Millican, Jr.*
  Thomas J. Neff*+
* Outside Director
+ Audit Committee


  Officers

  Robert S. Dow, Chairman and President
  Zane E. Brown, Executive Vice President and Portfolio Manager
  Paul A. Hilstad, Vice President and Secretary
  Daniel E. Carper, Vice President
  Philip Fang, Vice President
  Robert G. Morris, Vice President
  John R. Mousseau, Vice President
  Lawrence H. Kaplan, Vice President and Assistant Secretary
  Thomas F. Konop, Vice President and Assistant Secretary
  A. Edward Oberhaus III, Vice President
  Keith F. O'Connor, Vice President
  Donna McManus, Treasurer
  Joseph Van Dyke, Assistant Treasurer
  Lydia Guzman, Assistant Secretary
  Robert M. Hickey, Assistant Secretary


  Investment Manager and Underwriter

  Lord, Abbett & Co. and
  Lord Abbett Distributor LLC

  The General Motors Building
  767 Fifth Avenue
  New York, NY 10153-0203
  212-848-1800


  Custodian

  The Bank of New York
  New York, NY


  Transfer Agent

  United Missouri Bank of
  Kansas City, N.A.


  Shareholder Servicing Agent

  DST Systems, Inc.
  P.O. Box 419100
  Kansas City, MO 64141
  800-821-5129


  Auditors

  Deloitte & Touche LLP
  New York, NY


  Counsel

  Debevoise & Plimpton
  New York, NY

Lord, Abbett & Co.

      A Tradition of Performance Through

Disciplined
      Investing

[PHOTO OMITTED]

(standing, left to right)

Lisa D'Emic, Portfolio Manager

Richard Smola, Portfolio Manager

Philip Fang, Portfolio Manager

(seated, left to right)

Zane E. Brown, Partner in Charge of
Fixed Income and Portfolio Manager

John R. Mousseau, Director of Municipal
Bond Management and Portfolio Manager

A successful long-term track record is evidence of a successful investment strategy. For decades we, at Lord, Abbett & Co., have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 57 investment professionals have helped us earn the trust of financial professionals and investors for over 65 years.

About Your
Fund's
      Board of
      Directors

The Securities and Exchange Commission (SEC) views the role of the independent Board of Directors as one of the most important components in overseeing a mutual fund. The Board of Directors watches over your Fund's general operations and represents your interests. Board members review and approve every contract between your Fund and Lord, Abbett & Co. (the Fund's investment manager) and Lord Abbett Distributor LLC (the Fund's underwriter). They meet regularly to review a wide variety of information and issues regarding your Fund. Every member of the Board possesses extensive business experience. Lord Abbett Tax-Free Income Fund's shareholders are indeed fortunate to have a group of independent directors with diverse backgrounds to provide a variety of viewpoints in the oversight of their Fund. Below, we feature one of our independent directors, E. Thayer Bigelow, Jr.

                             E. Thayer Bigelow, Jr.
                             Director--Lord Abbett
                             Tax-Free Income Fund

                                [PHOTO OMITTED]

Mr. Bigelow is a graduate of Trinity College and earned his MBA at the University of Virginia's Darden Business School. He is currently the CEO of Court Room Television Network, and previously served for five years as President and CEO of Time Warner Cable Programming, Inc.

Mr. Bigelow serves as a member of the Board of Trustees for the Cate School. He is also a member of the Board of Directors for the Visiting Nurse Service of New York, Crane Co., Medusa Inc., and The Boys Club of New York. He has been an independent director for all of Lord Abbett's funds since 1994.

      Investing in the
Lord Abbett
            Family of Funds

---------------------------------------------------------------------------------------------------------------------------------
Growth
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Income
---------------------------------------------------------------------------------------------------------------------------------
Aggressive        Growth Funds      Growth &          Balanced Fund     Income Funds            Tax-Free          Money
Growth Fund                         Income Funds                                                Income Funds      Market Fund

Developing        Alpha Series      Affiliated Fund   Balanced Series   Bond-Debenture          o National        U.S. Government
Growth Fund                                                             Fund                    o California      Securities
                  Global Fund-      Growth &                                                    o Connecticut     Money Market
                  Equity Series     Income Series                       Global Fund-            o Florida         Fund**+
                                                                        Income Series           o Georgia
                  Growth            Research Fund-                                              o Hawaii
                  Opportunities     Large-Cap                           Limited Duration        o Michigan
                  Fund              Series                              U.S. Government         o Minnesota
                                                                        Securities Series**     o Missouri
                  International                                                                 o New Jersey
                  Series                                                U.S. Government         o New York
                                                                        Securities Series**     o Pennsylvania
                  Mid-Cap                                                                       o Texas
                  Value Fund                                            World Bond-             o Washington
                                                                        Debenture Series
                  Research Fund-
                  Small-Cap
                  Series*

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett Tax-Free Income Fund.

For more complete information about any other Lord Abbett fund, including charges and expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 30 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your invest-ment professional to help you customize your investment plan.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129

For Literature Only: 800-874-3733

For More Information: 800-426-1130

Visit Our Web Site:
http://www.lordabbett.com

* The Lord Abbett Research Fund-Small-Cap Series is closed to new investors. For more information, call Lord Abbett Distributor LLC at 800-426-1130.

** An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.

[LOGO](R) LORD, ABBETT & CO.
          Investment Management
A Tradition of Performance Through Disciplined Investing


Lord Abbett mutual fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------         LATFI-2-998
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203             (11/98)